1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.8%)
Aames Mortgage Investment Trust,
Series 2006-1 A4
0.690%, 4/25/36(l)		$698,650	$692,728
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WHQ2 M2
0.820%, 5/25/35(l)		294,047	292,842
Popular ABS Mortgage Pass-Through Trust,
Series 2005-5 MV1
0.570%, 11/25/35(l)		471,766	462,980
Towd Point Mortgage Trust,
Series 2018-3 A2
3.875%, 5/25/58(l)§		345,000	378,284

Total Asset-Backed Securities			1,826,834

Collateralized Mortgage Obligations (1.2%)
Connecticut Avenue Securities Trust,
Series 2018-R07 1M2
2.530%, 4/25/31(l)§		478,117	479,638
FNMA,
Series 2018-C06 1M2
2.130%, 3/25/31(l)		483,664	484,196
Residential Mortgage Loan Trust,
Series 2019-3 A1
2.633%, 9/25/59(l)§		966,047	984,731
TDA CAM FTA,
Series 9 B
0.000%, 4/28/50(1)(m)	EUR	800,000	739,972

Total Collateralized Mortgage Obligations			2,688,537

Commercial Mortgage-Backed Securities (2.1%)
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4 A
1.107%, 5/15/36(l)§ $		730,000	730,684
FREMF Mortgage Trust,
Series 2015-K48 B
3.640%, 8/25/48(l)§		2,710,000	2,963,194
Series 2017-K61 C
3.684%, 12/25/49(l)§		955,000	1,027,978

Total Commercial Mortgage-Backed Securities			4,721,856

Convertible Bond (0.9%)
Information Technology (0.9%)
Technology Hardware, Storage & Peripherals (0.9%)
Western Digital Corp. 1.500%, 2/1/24(e)		2,000,000	2,007,500

Total Convertible Bond			2,007,500

Corporate Bonds (34.6%)
Communication Services (1.4%)
Entertainment (0.4%)
Walt Disney Co. (The)
4.625%, 3/23/40		155,000	196,926
4.700%, 3/23/50		590,000	788,790

			985,716

Interactive Media & Services (1.0%)
Tencent Holdings Ltd.
3.925%, 1/19/38§		725,000	803,391
3.240%, 6/3/50§		1,450,000	1,446,143

			2,249,534

Total Communication Services			3,235,250

Consumer Discretionary (2.3%)
Automobiles (0.7%)
General Motors Co.
6.800%, 10/1/27		470,000	603,672
6.250%, 10/2/43		835,000	1,120,957

			1,724,629

Hotels, Restaurants & Leisure (1.6%)
Marriott International, Inc.
Series GG
3.500%, 10/15/32		3,375,000	3,573,365

Total Consumer Discretionary			5,297,994

Consumer Staples (1.8%)
Food & Staples Retailing (1.6%)
Walgreens Boots Alliance, Inc.
4.650%, 6/1/46		1,530,000	1,722,138
4.100%, 4/15/50		1,700,000	1,805,286

			3,527,424

Food Products (0.2%)
BRF SA
4.875%, 1/24/30§		510,000	539,672

Total Consumer Staples			4,067,096

Energy (13.5%)
Oil, Gas & Consumable Fuels (13.5%)
Apache Corp.
4.250%, 1/15/44		2,055,000	1,916,287
Concho Resources, Inc.
4.875%, 10/1/47		1,235,000	1,620,867
Devon Energy Corp.
5.600%, 7/15/41		360,000	430,571
Exxon Mobil Corp.
4.114%, 3/1/46		1,250,000	1,467,129
Hess Corp.
5.600%, 2/15/41		3,230,000	3,812,563
Marathon Oil Corp.
6.600%, 10/1/37		3,375,000	4,150,365
Occidental Petroleum Corp.
3.500%, 8/15/29		2,450,000	2,273,282
4.625%, 6/15/45		2,035,000	1,771,747
4.200%, 3/15/48		2,415,000	2,052,750
Petrobras Global Finance BV
6.900%, 3/19/49		2,280,000	2,733,150
Petroleos Mexicanos
6.500%, 6/2/41		665,000	582,706
7.690%, 1/23/50		6,530,000	6,162,688

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Saudi Arabian Oil Co.
3.250%, 11/24/50§		$945,000	$930,825
Total Capital International SA
3.127%, 5/29/50		780,000	796,118

			30,701,048

Total Energy			30,701,048

Financials (4.2%)
Banks (2.0%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 3.15%), 4.083%, 3/20/51(k)		805,000	969,151
Bank of Nova Scotia (The)
(SOFR + 0.55%), 0.633%, 9/15/23(k)		3,575,000	3,596,258

			4,565,409

Capital Markets (1.0%)
Ares Capital Corp.
4.250%, 3/1/25		280,000	303,441
FS KKR Capital Corp.
4.750%, 5/15/22		287,000	297,716
4.625%, 7/15/24		150,000	159,177
Owl Rock Capital Corp.
5.250%, 4/15/24		1,110,000	1,206,853
4.000%, 3/30/25		335,000	352,120

			2,319,307

Consumer Finance (1.2%)
General Motors Financial Co., Inc.
(SOFR + 1.20%), 1.290%, 11/17/23(k)		2,680,000	2,704,870

Total Financials			9,589,586

Industrials (7.2%)
Aerospace & Defense (3.1%)
Boeing Co. (The)
3.750%, 2/1/50		3,665,000	3,663,933
5.805%, 5/1/50		845,000	1,107,685
3.950%, 8/1/59		365,000	364,354
Embraer Netherlands Finance BV
6.950%, 1/17/28§		1,645,000	1,842,811

			6,978,783

Airlines (1.9%)
Delta Air Lines, Inc.
7.000%, 5/1/25§		693,000	803,880
4.750%, 10/20/28§		1,665,000	1,839,825
Southwest Airlines Co.
5.125%, 6/15/27		1,505,000	1,778,744

			4,422,449

Construction & Engineering (0.7%)
Valmont Industries, Inc.
5.000%, 10/1/44		1,300,000	1,488,872

Industrial Conglomerates (1.5%)
General Electric Co.
4.350%, 5/1/50		3,080,000	3,536,704

Total Industrials			16,426,808

Information Technology (2.5%)
Semiconductors & Semiconductor Equipment (0.2%)
NXP BV
3.400%, 5/1/30§		515,000	573,153

Software (1.0%)
Oracle Corp.
3.600%, 4/1/50		1,010,000	1,113,989
3.850%, 4/1/60		1,095,000	1,260,897

			2,374,886

Technology Hardware, Storage & Peripherals (1.3%)
Dell International LLC
7.125%, 6/15/24§		485,000	503,188
6.020%, 6/15/26§		1,955,000	2,354,736

			2,857,924

Total Information Technology			5,805,963

Materials (1.0%)
Metals & Mining (1.0%)
Anglo American Capital plc
5.625%, 4/1/30§		1,365,000	1,721,497
First Quantum Minerals Ltd.
6.500%, 3/1/24§		590,000	602,414

			2,323,911

Total Materials			2,323,911

Utilities (0.7%)
Independent Power and Renewable Electricity Producers (0.7%)
AES Corp. (The)
3.950%, 7/15/30§		1,450,000	1,620,953

Total Utilities			1,620,953

Total Corporate Bonds			79,068,609

Foreign Government Securities (21.9%)
Mex Bonos Desarr Fix Rt
6.500%, 6/9/22	MXN	100,000,000	5,029,209
8.000%, 11/7/47		158,400,000	8,905,605
Notas do Tesouro Nacional
10.000%, 1/1/31	BRL	25,015,000	5,307,710
Republic of South Africa
7.000%, 2/28/31	ZAR	81,295,000	4,597,750
8.250%, 3/31/32		86,080,000	5,146,611
8.750%, 2/28/48		271,330,000	14,729,375
U.K. Treasury Bonds
1.750%, 9/7/22(m)	GBP	4,480,000	6,320,947

Total Foreign Government Securities			50,037,207

U.S. Treasury Obligations (30.6%)
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.11%), 0.194%, 4/30/22(k)		$17,540,000	17,556,507
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.135%, 7/31/22(k)		19,325,000	19,329,682

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.135%, 10/31/22(k)	$27,380,000	$27,387,864
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 1.000%, 1/31/23(k)	5,470,000	5,470,028

Total U.S. Treasury Obligations		69,744,081

Total Long-Term Debt Securities (92.1%) (Cost $201,444,138)		210,094,624

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (7.4%)
JPMorgan Prime Money Market Fund, IM Shares	16,895,044	16,905,181

Total Short-Term Investment (7.4%) (Cost $16,905,101)		16,905,181

Total Investments in Securities (99.5%) (Cost $218,349,239)		226,999,805
Other Assets Less Liabilities (0.5%)		1,215,933

Net Assets (100%)		$228,215,738

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2021, the market value of these securities amounted to $22,146,997 or 9.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2021, the market value of these securities amounted to $7,060,919 or 3.1% of net assets.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

Glossary:

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

EUR — European Currency Unit

FNMA — Federal National Mortgage Association

GBP — British Pound

ICE — Intercontinental Exchange

INR — India Rupee

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

PLN — Polish Zloty

RUB — Russian Ruble

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

ZAR — South African Rand

Country Diversification

As a Percentage of Total Net Assets

Brazil	4.6%
Canada	1.6
China	1.0
France	0.3
Mexico	9.1
Netherlands	0.2
Saudi Arabia	0.4
South Africa	11.5
Spain	0.3
United Kingdom	2.8
United States	67.4
Zambia	0.3
Cash and Other	0.5

100.0%

Futures contracts outstanding as of January 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
Canada 10 Year Bond	(344)	3/2021	CAD	(39,708,966)	31,349
Long Gilt	(202)	3/2021	GBP	(37,106,594)	60,829
U.S. Treasury 10 Year Note	(141)	3/2021	USD	(19,321,406)	140,560
U.S. Treasury Ultra Bond	(51)	3/2021	USD	(10,440,656)	524,402

					757,140

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of January 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
MXN	6,500,000	USD	301,568	Citibank NA	2/3/2021	15,486
USD	3,495,087	MXN	69,900,000	HSBC Bank plc	2/3/2021	85,538
INR	786,000,000	USD	10,578,626	HSBC Bank plc**	2/9/2021	185,548
USD	10,767,123	INR	786,000,000	HSBC Bank plc**	2/9/2021	2,949
RUB	1,009,000,000	USD	12,974,405	Citibank NA**	2/10/2021	346,073
USD	15,052,200	RUB	1,139,000,000	Citibank NA**	2/10/2021	15,505
USD	4,661,462	ZAR	70,500,000	Citibank NA	2/12/2021	6,947
CZK	42,500,000	USD	1,980,331	Citibank NA	2/19/2021	1,430
CZK	319,500,000	USD	14,295,494	JPMorgan Chase Bank	2/19/2021	602,684
CLP	6,460,000,000	USD	8,636,373	HSBC Bank plc**	3/5/2021	158,685
GBP	6,800,000	USD	9,069,704	Citibank NA	3/8/2021	248,880
USD	2,046,595	CHF	1,820,000	Citibank NA	3/11/2021	1,239
USD	20,704,968	CHF	18,340,000	Goldman Sachs Bank USA	3/11/2021	94,069
USD	12,557,427	EUR	10,230,000	Citibank NA	4/12/2021	123,067
BRL	42,450,000	USD	7,722,016	HSBC Bank plc**	4/14/2021	20,802
COP	19,255,000,000	USD	5,300,319	JPMorgan Chase Bank**	4/22/2021	77,853
PLN	39,440,000	USD	10,584,226	Citibank NA	4/27/2021	14,420
USD	1,223,538	JPY	128,000,000	Barclays Bank plc	5/24/2021	26
USD	20,944,483	JPY	2,167,000,000	Citibank NA	5/24/2021	230,808

Total unrealized appreciation						2,232,009

MXN	9,799,206	USD	481,423	Goldman Sachs Bank USA	2/3/2021	(3,442)
MXN	69,900,000	USD	3,499,304	HSBC Bank plc	2/3/2021	(89,755)
USD	306,854	MXN	6,500,000	HSBC Bank plc	2/3/2021	(10,200)
RUB	130,000,000	USD	1,756,045	Citibank NA**	2/10/2021	(39,829)
USD	11,456,941	ZAR	180,000,000	HSBC Bank plc	2/12/2021	(426,927)
USD	5,165,279	ZAR	78,900,000	JPMorgan Chase Bank	2/12/2021	(43,816)
USD	16,800,093	CZK	362,000,000	JPMorgan Chase Bank	2/19/2021	(79,845)
CLP	570,000,000	USD	786,066	HSBC Bank plc**	3/5/2021	(10,031)
GBP	510,000	USD	698,929	JPMorgan Chase Bank	3/8/2021	(35)
USD	5,557,979	GBP	4,090,000	JPMorgan Chase Bank	3/8/2021	(46,876)
USD	3,767,589	EUR	3,100,000	Citibank NA	4/12/2021	(399)
USD	7,153,574	EUR	5,900,000	Morgan Stanley	4/12/2021	(17,758)
COP	46,415,000,000	USD	13,208,901	JPMorgan Chase Bank**	4/22/2021	(244,588)
PLN	43,930,000	USD	11,812,950	Citibank NA	4/27/2021	(7,714)
INR	820,000,000	USD	11,089,173	HSBC Bank plc**	5/10/2021	(11,694)
RUB	1,188,000,000	USD	15,542,618	Citibank NA**	5/12/2021	(23,103)
USD	2,575,278	ZAR	39,500,000	Barclays Bank plc	5/12/2021	(1,023)

Total unrealized depreciation						(1,057,035)

Net unrealized appreciation						1,174,974

**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding - sell protection as of January 31, 2021 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Goodyear Tire & Rubber Co. (The)	5.00	Quarterly	6/20/2022	0.99	USD 1,010,000	53,241	8,821	62,062
United States Steel Corp.	5.00	Quarterly	6/20/2021	1.03	USD 520,000	7,879	3,186	11,065

						61,120	12,007	73,127

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,826,834	$—	$1,826,834
Centrally Cleared Credit Default Swaps	—	12,007	—	12,007
Collateralized Mortgage Obligations	—	2,688,537	—	2,688,537
Commercial Mortgage-Backed Securities	—	4,721,856	—	4,721,856
Convertible Bond
Information Technology	—	2,007,500	—	2,007,500
Corporate Bonds
Communication Services	—	3,235,250	—	3,235,250
Consumer Discretionary	—	5,297,994	—	5,297,994
Consumer Staples	—	4,067,096	—	4,067,096
Energy	—	30,701,048	—	30,701,048
Financials	—	9,589,586	—	9,589,586
Industrials	—	16,426,808	—	16,426,808
Information Technology	—	5,805,963	—	5,805,963
Materials	—	2,323,911	—	2,323,911
Utilities	—	1,620,953	—	1,620,953
Foreign Government Securities	—	50,037,207	—	50,037,207
Forward Currency Contracts	—	2,232,009	—	2,232,009
Futures	757,140	—	—	757,140
Short-Term Investment
Investment Company	16,905,181	—	—	16,905,181
U.S. Treasury Obligations	—	69,744,081	—	69,744,081

Total Assets	$17,662,321	$212,338,640	$—	$230,000,961

Liabilities:
Forward Currency Contracts	—	(1,057,035)	—	(1,057,035)

Total Liabilities	$—	$(1,057,035)	$—	$(1,057,035)

Total	$17,662,321	$211,281,605	$—	$228,943,926

As of January 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,342,972
Aggregate gross unrealized depreciation	(787,250)

Net unrealized appreciation	$12,555,722

Federal income tax cost of investments in securities and derivative instruments, if applicable	$216,449,324

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.5%)
CSMC Trust,
Series 2019-JR1 A1
4.095%, 9/27/66(l)§	$401,791	$402,842
GSAA Home Equity Trust,
Series 2007-9 A2A
6.500%, 8/25/47	362,435	259,184
Long Beach Mortgage Loan Trust,
Series 2006-7 1A
0.285%, 8/25/36(l)	493,553	323,904
Pretium Mortgage Credit Partners I LLC,
Series 2020-NPL3 A1
3.105%, 6/27/60(e)§	690,495	690,760

Total Asset-Backed Securities		1,676,690

Collateralized Mortgage Obligations (12.3%)
Alternative Loan Trust,
Series 2005-11CB 2A6
5.500%, 6/25/25	401,201	397,889
Banc of America Alternative Loan Trust,
Series 2006-5 CB14
6.000%, 6/25/46(l)	202,403	197,203
BRAVO Residential Funding Trust,
Series 2020-RPL1 M1
3.250%, 5/26/59(l)§	500,000	530,697
CHL Mortgage Pass-Through Trust,
Series 2006-20 1A33
6.000%, 2/25/37	514,152	387,917
Series 2006-OA5 2A1
0.530%, 4/25/46(l)	682,367	586,399
FHLMC,
Series 3998 AZ
4.000%, 2/15/42	1,427,713	1,584,867
Series 4894 ZE
3.500%, 7/15/49	1,479,654	1,596,621
FNMA,
Series 2013-5 EZ
2.000%, 8/25/42	519,714	525,710
Series 2017-4 CH
3.000%, 6/25/42	15,072	15,122
Series 2018-21
(Zero Coupon), 4/25/48 PO	202,404	184,184
HarborView Mortgage Loan Trust,
Series 2005-8 1A2A
0.790%, 9/19/35(l)	432,570	368,536
New Residential Mortgage Loan Trust,
Series 2016-1A A1
3.750%, 3/25/56(l)§	294,909	313,030
PRPM LLC,
Series 2020-3 A1
2.857%, 9/25/25(e)§	466,067	470,074
RALI Trust,
Series 2006-QS3 1A10
6.000%, 3/25/36	278,368	280,457
Series 2006-QS4 A10
6.000%, 4/25/36	438,515	424,088
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-AR6 A2
3.028%, 10/25/37(l)	262,358	256,119

Total Collateralized Mortgage Obligations		8,118,913

Corporate Bonds (15.1%)
Communication Services (1.8%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
3.500%, 9/15/53§	18,000	17,254
3.550%, 9/15/55§	80,000	76,161
CCO Holdings LLC
5.000%, 2/1/28§	30,000	31,425
Cincinnati Bell, Inc.
7.000%, 7/15/24§	20,000	20,750
Frontier Communications Corp.
5.875%, 10/15/27§	10,000	10,736
5.000%, 5/1/28§	20,000	20,750
6.750%, 5/1/29§	15,000	15,787
Intelsat Jackson Holdings SA
8.500%, 10/15/24(h)§	30,000	21,750
Lumen Technologies, Inc.
5.125%, 12/15/26§	30,000	31,770
4.000%, 2/15/27§	25,000	25,807
Telesat Canada
6.500%, 10/15/27§	10,000	10,591
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.321%, 5/15/25(k)	55,000	56,556
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	30,000	29,997
6.125%, 3/1/28§	15,000	15,572

		384,906

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	45,000	46,125
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	30,000	33,253

		79,378

Media (0.9%)
Cengage Learning, Inc.
9.500%, 6/15/24§	25,000	24,562
Charter Communications Operating LLC
4.908%, 7/23/25	100,000	114,954
Comcast Corp.
3.400%, 4/1/30	50,000	56,293
1.500%, 2/15/31	115,000	111,102
Diamond Sports Group LLC
5.375%, 8/15/26§	15,000	12,146
DISH DBS Corp.
5.875%, 11/15/24	25,000	25,855
GCI LLC
4.750%, 10/15/28§	30,000	31,266
Gray Television, Inc.
7.000%, 5/15/27§	45,000	49,183

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
iHeartCommunications, Inc.
8.375%, 5/1/27	$5,000	$5,326
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	50,000	59,528
Nexstar Broadcasting, Inc.
5.625%, 7/15/27§	20,000	21,229
Radiate Holdco LLC
4.500%, 9/15/26§	20,000	20,375
Scripps Escrow II, Inc.
3.875%, 1/15/29§	10,000	10,000
Scripps Escrow, Inc.
5.875%, 7/15/27§	25,000	26,250
Sirius XM Radio, Inc.
4.125%, 7/1/30§	35,000	36,092

		604,161

Wireless Telecommunication Services (0.2%)
Gogo Intermediate Holdings LLC
9.875%, 5/1/24§	15,000	15,943
T-Mobile USA, Inc.
3.750%, 4/15/27§	15,000	16,842
2.050%, 2/15/28§	45,000	45,993
2.875%, 2/15/31	10,000	10,092

		88,870

Total Communication Services		1,157,315

Consumer Discretionary (1.5%)
Auto Components (0.1%)
Clarios Global LP
6.250%, 5/15/26§	15,000	15,937
Icahn Enterprises LP
5.250%, 5/15/27	25,000	26,313

		42,250

Automobiles (0.0%)
Ford Motor Co.
9.000%, 4/22/25	20,000	24,334

Distributors (0.0%)
Performance Food Group, Inc.
5.500%, 10/15/27§	35,000	36,892

Hotels, Restaurants & Leisure (0.9%)
Bally’s Corp.
6.750%, 6/1/27§	40,000	42,900
Boyd Gaming Corp.
4.750%, 12/1/27	45,000	46,294
Caesars Entertainment, Inc.
6.250%, 7/1/25§	35,000	36,970
Caesars Resort Collection LLC
5.250%, 10/15/25§	35,000	34,931
Carnival Corp.
11.500%, 4/1/23§	10,000	11,325
Cedar Fair LP
5.250%, 7/15/29	25,000	25,250
Golden Nugget, Inc.
6.750%, 10/15/24§	45,000	44,892
Hilton Domestic Operating Co., Inc.
5.375%, 5/1/25§	5,000	5,262
5.750%, 5/1/28§	5,000	5,394
IRB Holding Corp.
6.750%, 2/15/26§	35,000	36,050
McDonald’s Corp.
3.600%, 7/1/30	55,000	63,574
MGM Resorts International
6.750%, 5/1/25	45,000	48,178
Scientific Games International, Inc.
7.250%, 11/15/29§	20,000	21,550
Six Flags Theme Parks, Inc.
7.000%, 7/1/25§	55,000	59,263
Viking Cruises Ltd.
13.000%, 5/15/25§	10,000	11,641
5.875%, 9/15/27§	55,000	52,986
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	20,000	20,275

		566,735

Household Durables (0.0%)
Mattamy Group Corp.
4.625%, 3/1/30§	35,000	36,312

Internet & Direct Marketing Retail (0.1%)
Expedia Group, Inc.
3.250%, 2/15/30	60,000	61,418

Multiline Retail (0.2%)
Dollar Tree, Inc.
4.000%, 5/15/25	100,000	112,357

Specialty Retail (0.2%)
Asbury Automotive Group, Inc.
4.500%, 3/1/28	5,000	5,144
4.750%, 3/1/30	6,000	6,310
Group 1 Automotive, Inc.
4.000%, 8/15/28§	5,000	5,106
Home Depot, Inc. (The)
3.900%, 6/15/47	45,000	54,294
PetSmart, Inc.
7.125%, 3/15/23§	20,000	20,090
5.875%, 6/1/25§	12,000	12,294
Staples, Inc.
7.500%, 4/15/26§	35,000	35,625

		138,863

Total Consumer Discretionary		1,019,161

Consumer Staples (0.9%)
Beverages (0.3%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	50,000	62,240
Constellation Brands, Inc.
3.150%, 8/1/29	95,000	105,233

		167,473

Food & Staples Retailing (0.1%)
Albertsons Cos., Inc.
3.500%, 3/15/29§	20,000	19,750
Sysco Corp.
5.950%, 4/1/30	50,000	64,525
US Foods, Inc.
6.250%, 4/15/25§	5,000	5,338

		89,613

Food Products (0.3%)
B&G Foods, Inc.
5.250%, 9/15/27	15,000	15,731
JBS USA LUX SA
5.750%, 6/15/25§	5,000	5,138
Kraft Heinz Foods Co.
5.000%, 7/15/35	15,000	17,736

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
5.200%, 7/15/45	$35,000	$40,863
Post Holdings, Inc.
4.625%, 4/15/30§	30,000	31,244
Smithfield Foods, Inc.
4.250%, 2/1/27§	100,000	111,250

		221,962

Household Products (0.1%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	35,000	36,487
Kronos Acquisition Holdings, Inc.
5.000%, 12/31/26§	30,000	30,600
7.000%, 12/31/27§	20,000	20,450

		87,537

Tobacco (0.1%)
Altria Group, Inc.
4.450%, 5/6/50	50,000	56,857

Total Consumer Staples		623,442

Energy (1.9%)
Energy Equipment & Services (0.2%)
Schlumberger Investment SA
2.650%, 6/26/30	30,000	31,258
Transocean Poseidon Ltd.
6.875%, 2/1/27§	35,000	31,850
Transocean, Inc.
11.500%, 1/30/27§	11,000	8,607
USA Compression Partners
LP 6.875%, 9/1/27	50,000	53,125

		124,840

Metals & Mining (0.0%)
PIC AU Holdings LLC
10.000%, 12/31/24§	9,000	8,550

Oil, Gas & Consumable Fuels (1.7%)
Antero Midstream Partners
LP 5.750%, 3/1/27§	16,000	15,937
Apache Corp.
4.625%, 11/15/25	10,000	10,194
4.375%, 10/15/28	20,000	20,000
Cheniere Energy Partners LP
5.250%, 10/1/25	15,000	15,394
5.625%, 10/1/26	25,000	26,000
CNX Resources Corp.
6.000%, 1/15/29§	20,000	20,669
Energy Transfer Operating LP
4.750%, 1/15/26	45,000	50,504
4.200%, 4/15/27	5,000	5,521
EQM Midstream Partners LP
4.750%, 1/15/31§	40,000	38,775
EQT Corp.
7.875%, 2/1/25(e)	20,000	23,569
Exxon Mobil Corp.
2.610%, 10/15/30	25,000	26,719
4.227%, 3/19/40	10,000	11,991
Hess Midstream Operations LP
5.125%, 6/15/28§	35,000	36,050
Hilcorp Energy I LP
6.250%, 11/1/28§	30,000	31,575
5.750%, 2/1/29§	15,000	15,115
Indigo Natural Resources LLC
6.875%, 2/15/26§	15,000	15,547
5.375%, 2/1/29§	20,000	19,700
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	40,000	54,431
Marathon Petroleum Corp.
5.125%, 12/15/26	55,000	65,331
MEG Energy Corp.
7.125%, 2/1/27§	35,000	36,137
5.875%, 2/1/29§	5,000	4,963
NGL Energy Operating LLC
7.500%, 2/1/26§	40,000	40,392
NuStar Logistics LP
6.375%, 10/1/30	25,000	27,438
Occidental Petroleum Corp.
8.000%, 7/15/25	15,000	16,935
3.500%, 8/15/29	20,000	18,557
6.625%, 9/1/30	20,000	22,650
6.125%, 1/1/31	25,000	27,383
Parkland Corp.
5.875%, 7/15/27§	55,000	58,850
Peabody Energy Corp.
8.500%, 12/31/24 PIK§	9,000	6,030
Pioneer Natural Resources Co.
1.900%, 8/15/30	65,000	63,308
QEP Resources, Inc.
5.625%, 3/1/26	35,000	39,025
Rattler Midstream LP
5.625%, 7/15/25§	15,000	15,713
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	55,000	64,871
Sunoco LP
6.000%, 4/15/27	15,000	15,825
4.500%, 5/15/29§	10,000	10,213
Targa Resources Partners LP
5.500%, 3/1/30	30,000	31,800
Total Capital International SA
3.386%, 6/29/60	55,000	58,295
Viper Energy Partners LP
5.375%, 11/1/27§	25,000	26,031
Western Midstream Operating LP
4.100%, 2/1/25(e)	20,000	20,675
WPX Energy, Inc.
5.875%, 6/15/28	20,000	21,606
4.500%, 1/15/30	20,000	21,150

		1,150,869

Total Energy		1,284,259

Financials (2.8%)
Banks (0.9%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30(k)	55,000	63,349
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	60,000	68,252

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Nova Scotia (The)
1.625%, 5/1/23	$65,000	$66,792
3.400%, 2/11/24	35,000	38,023
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.322%, 5/17/24(k)	105,000	106,528
Commonwealth Bank of Australia
3.900%, 7/12/47§	50,000	60,237
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 0.968%, 3/2/23(k)	105,000	105,733
Santander Holdings USA, Inc.
3.400%, 1/18/23	100,000	104,854

		613,768

Capital Markets (0.2%)
Goldman Sachs Group, Inc. (The)
3.625%, 2/20/24	95,000	103,278

Consumer Finance (1.1%)
American Express Co.
3.400%, 2/22/24	95,000	103,095
Avolon Holdings Funding Ltd.
3.250%, 2/15/27§	105,000	107,907
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 0.932%, 1/30/23(k)	115,000	115,765
Discover Financial Services
4.100%, 2/9/27	65,000	74,694
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 1.228%, 1/5/23(k)	105,000	105,626
John Deere Capital Corp.
2.600%, 3/7/24	60,000	63,971
Navient Corp.
5.000%, 3/15/27	15,000	15,206
OneMain Finance Corp.
6.625%, 1/15/28	30,000	35,100
Synchrony Financial
3.950%, 12/1/27	60,000	66,845

		688,209

Diversified Financial Services (0.1%)
MPH Acquisition Holdings LLC
5.750%, 11/1/28§	40,000	39,650
Verscend Escrow Corp.
9.750%, 8/15/26§	32,000	34,518

		74,168

Insurance (0.4%)
Acrisure LLC
4.250%, 2/15/29§	35,000	35,175
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	20,000	21,075
Athene Global Funding
3.000%, 7/1/22§	55,000	56,726
GTCR AP Finance, Inc.
8.000%, 5/15/27§	30,000	32,250
NFP Corp.
6.875%, 8/15/28§	20,000	20,973
Prudential Financial, Inc.
3.905%, 12/7/47	55,000	63,048
Willis North America, Inc.
4.500%, 9/15/28	40,000	47,415

		276,662

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc.
5.500%, 8/15/28§	25,000	25,875
PennyMac Financial Services, Inc.
5.375%, 10/15/25§	35,000	36,663

		62,538

Total Financials		1,818,623

Health Care (1.7%)
Biotechnology (0.2%)
AbbVie, Inc.
4.700%, 5/14/45	90,000	113,047

Health Care Equipment & Supplies (0.1%)
Ortho-Clinical Diagnostics, Inc.
7.250%, 2/1/28§	45,000	48,375

Health Care Providers & Services (1.1%)
Anthem, Inc.
2.375%, 1/15/25	60,000	63,441
Centene Corp.
3.000%, 10/15/30	20,000	20,883
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 1.131%, 7/15/23(k)	85,000	85,991
4.900%, 12/15/48	85,000	112,164
Community Health Systems, Inc.
6.000%, 1/15/29§	30,000	31,875
6.875%, 4/15/29§	20,000	20,344
CVS Health Corp.
5.050%, 3/25/48	65,000	84,600
HCA, Inc.
4.125%, 6/15/29	55,000	63,350
Legacy LifePoint Health LLC
6.750%, 4/15/25§	10,000	10,675
4.375%, 2/15/27§	25,000	25,469
Radiology Partners, Inc.
9.250%, 2/1/28§	25,000	27,323
RP Escrow Issuer LLC
5.250%, 12/15/25§	30,000	31,125
Select Medical Corp.
6.250%, 8/15/26§	55,000	58,721
Tenet Healthcare Corp.
6.125%, 10/1/28§	40,000	41,900
West Street Merger Sub, Inc.
6.375%, 9/1/25§	31,000	31,930

		709,791

Pharmaceuticals (0.3%)
Bausch Health Cos., Inc.
6.250%, 2/15/29§	60,000	64,425
Eli Lilly and Co.
3.950%, 3/15/49	90,000	112,502

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Royalty Pharma plc
3.300%, 9/2/40§	$55,000	$56,743

		233,670

Total Health Care		1,104,883

Industrials (1.9%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
2.950%, 2/1/30	55,000	55,924
Bombardier, Inc.
6.000%, 10/15/22§	30,000	29,775
Lockheed Martin Corp.
4.700%, 5/15/46	85,000	114,107
TransDigm, Inc.
8.000%, 12/15/25§	5,000	5,469
6.250%, 3/15/26§	55,000	57,868
6.375%, 6/15/26	15,000	15,488
5.500%, 11/15/27	30,000	30,840
Triumph Group, Inc.
7.750%, 8/15/25	15,000	14,062

		323,533

Airlines (0.1%)
Delta Air Lines, Inc.
4.750%, 10/20/28§	10,000	11,050
Mileage Plus Holdings LLC
6.500%, 6/20/27§	30,000	32,813

		43,863

Building Products (0.2%)
Builders FirstSource, Inc.
6.750%, 6/1/27§	30,000	32,288
Griffon Corp.
5.750%, 3/1/28	50,000	52,875
Owens Corning
4.400%, 1/30/48	50,000	58,987

		144,150

Commercial Services & Supplies (0.4%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	20,000	21,424
9.750%, 7/15/27§	40,000	43,450
Garda World Security Corp.
8.750%, 5/15/25§	30,000	31,425
GFL Environmental, Inc.
3.750%, 8/1/25§	30,000	30,600
4.000%, 8/1/28§	45,000	44,514
3.500%, 9/1/28§	40,000	39,500
KAR Auction Services, Inc.
5.125%, 6/1/25§	35,000	35,831
Prime Security Services Borrower LLC
3.375%, 8/31/27§	35,000	34,431

		281,175

Construction & Engineering (0.0%)
Pike Corp.
5.500%, 9/1/28§	25,000	25,869

Industrial Conglomerates (0.2%)
Roper Technologies, Inc.
1.750%, 2/15/31	115,000	112,288

Professional Services (0.1%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	18,000	19,260
Jaguar Holding Co. II
5.000%, 6/15/28§	15,000	15,937

		35,197

Road & Rail (0.2%)
CSX Corp.
3.800%, 11/1/46	55,000	63,081
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	5,000	4,975
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	55,000	63,323
Uber Technologies, Inc.
7.500%, 9/15/27§	25,000	27,358

		158,737

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.250%, 3/1/25	65,000	69,454
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	45,000	45,572

		115,026

Total Industrials		1,239,838

Information Technology (0.6%)
Communications Equipment (0.0%)
Avaya, Inc.
6.125%, 9/15/28§	20,000	21,350

IT Services (0.1%)
Endurance Acquisition Merger Sub
6.000%, 2/15/29§	30,000	29,625
GTT Communications, Inc. 7.875%,
12/31/24§ 15,000		5,550

		35,175

Semiconductors & Semiconductor Equipment (0.2%)
NXP BV
3.875%, 6/18/26§	100,000	113,216

Software (0.1%)
BY Crown Parent LLC
4.250%, 1/31/26§	15,000	15,375
CDK Global, Inc.
5.250%, 5/15/29§	10,000	10,810
Crowdstrike Holdings, Inc.
3.000%, 2/15/29	10,000	10,093
Oracle Corp.
3.600%, 4/1/50	55,000	60,663

		96,941

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.
4.650%, 2/23/46	25,000	33,553
2.950%, 9/11/49	25,000	26,399
NetApp, Inc.
1.875%, 6/22/25	55,000	57,144

		117,096

Total Information Technology		383,778

Materials (0.5%)
Chemicals (0.1%)
Gates Global LLC
6.250%, 1/15/26§	15,000	15,713
Nutrien Ltd.
4.200%, 4/1/29	50,000	59,560

		75,273

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Containers & Packaging (0.2%)
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	$40,000	$40,600
Packaging Corp. of America
3.000%, 12/15/29	60,000	65,409
WRKCo, Inc.
3.750%, 3/15/25	55,000	60,904

		166,913

Metals & Mining (0.2%)
Arconic Corp.
6.125%, 2/15/28§	35,000	37,469
Novelis Corp.
4.750%, 1/30/30§	45,000	47,243
SunCoke Energy Partners LP
7.500%, 6/15/25§	30,000	30,600

		115,312

Total Materials		357,498

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Alexandria Real Estate Equities, Inc. (REIT)
4.000%, 1/15/24	95,000	104,335
American Tower Corp. (REIT)
3.950%, 3/15/29	55,000	62,760
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	55,000	62,141
3.300%, 7/1/30	30,000	32,712
Iron Mountain, Inc. (REIT)
4.500%, 2/15/31§	15,000	15,300
Uniti Group LP (REIT)
6.500%, 2/15/29§	20,000	19,880
VICI Properties LP (REIT)
3.750%, 2/15/27§	5,000	5,088
4.125%, 8/15/30§	15,000	15,591

		317,807

Real Estate Management & Development (0.0%)
Realogy Group LLC
7.625%, 6/15/25§	15,000	16,294
5.750%, 1/15/29§	15,000	15,281

		31,575

Total Real Estate		349,382

Utilities (1.0%)
Electric Utilities (0.7%)
Eversource Energy
Series R
1.650%, 8/15/30	65,000	63,740
Georgia Power Co.
Series A
2.200%, 9/15/24	60,000	63,196
Monongahela Power Co.
5.400%, 12/15/43§	55,000	71,631
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	60,000	61,798
NRG Energy, Inc.
2.000%, 12/2/25§	40,000	41,330
3.625%, 2/15/31§	45,000	46,856
Pacific Gas and Electric Co.
2.500%, 2/1/31	65,000	64,527
PG&E Corp.
5.000%, 7/1/28	45,000	48,445

		461,523

Gas Utilities (0.1%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	40,000	50,940
East Ohio Gas Co. (The)
3.000%, 6/15/50§	50,000	51,179

		102,119

Independent Power and Renewable Electricity Producers (0.1%)
Calpine Corp.
5.125%, 3/15/28§	25,000	25,813
4.625%, 2/1/29§	15,000	15,150

		40,963

Water Utilities (0.1%)
Essential Utilities, Inc.
2.704%, 4/15/30	50,000	53,240

Total Utilities		657,845

Total Corporate Bonds		9,996,024

Mortgage-Backed Securities (3.1%)
FHLMC
2.000%, 10/1/50	484,690	497,574
FHLMC UMBS
2.000%, 9/1/40	1,545,349	1,600,914

Total Mortgage-Backed Securities		2,098,488

U.S. Treasury Obligations (9.4%)
U.S. Treasury Bonds
4.750%, 2/15/37	200,000	296,286
1.125%, 8/15/40	450,000	409,319
2.750%, 11/15/47	220,000	264,168
1.625%, 11/15/50	380,000	359,809
U.S. Treasury Notes
0.125%, 6/30/22	580,000	580,158
2.125%, 9/30/24	270,000	288,245
2.250%, 10/31/24	330,000	354,235
2.750%, 2/28/25	200,000	219,736
3.000%, 9/30/25	330,000	369,646
0.375%, 1/31/26	660,000	657,733
2.250%, 3/31/26	280,000	305,374
1.625%, 10/31/26	330,000	349,610
0.500%, 6/30/27	390,000	385,509
2.250%, 11/15/27	330,000	363,050
0.750%, 1/31/28	680,000	678,520
0.875%, 11/15/30	340,000	333,131

Total U.S. Treasury Obligations		6,214,529

Total Long-Term Debt Securities (42.4%) (Cost $27,456,706)		28,104,644

	Number of Shares
COMMON STOCKS:
Communication Services (2.5%)
Interactive Media & Services (1.9%)
Alphabet, Inc., Class A*	387	707,188
Facebook, Inc., Class A* .	2,071	535,002

		1,242,190

Media (0.6%)
Comcast Corp., Class A	8,746	433,539

Total Communication Services		1,675,729

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Discretionary (2.5%)
Internet & Direct Marketing Retail (1.4%)
Amazon.com, Inc.*	285	$913,767

Multiline Retail (0.3%)
Dollar General Corp.	1,171	227,888

Specialty Retail (0.8%)
Ross Stores, Inc.	2,465	274,330
Ulta Beauty, Inc.*	906	253,463

		527,793

Total Consumer Discretionary		1,669,448

Consumer Staples (1.8%)
Beverages (0.6%)
Constellation Brands, Inc., Class A	1,785	376,510

Food & Staples Retailing (0.2%)
Sysco Corp.	1,587	113,486

Household Products (0.6%)
Procter & Gamble Co. (The)	3,235	414,759

Tobacco (0.4%)
Philip Morris International, Inc.	3,335	265,633

Total Consumer Staples		1,170,388

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Exxon Mobil Corp.	4,924	220,792
Pioneer Natural Resources Co.	1,130	136,617

		357,409

Total Energy		357,409

Financials (2.7%)
Banks (1.4%)
Citigroup, Inc.	6,912	400,827
First Republic Bank	1,252	181,528
Truist Financial Corp.	7,029	337,251

		919,606

Capital Markets (0.7%)
Charles Schwab Corp. (The)	5,012	258,318
Intercontinental Exchange, Inc.	2,037	224,783

		483,101

Insurance (0.6%)
Aflac, Inc.	4,744	214,334
Willis Towers Watson plc	863	175,137

		389,471

Total Financials		1,792,178

Health Care (3.2%)
Biotechnology (0.3%)
BioMarin Pharmaceutical, Inc.*	1,200	99,336
Vertex Pharmaceuticals, Inc.*	315	72,160

		171,496

Health Care Equipment & Supplies (0.9%)
Alcon, Inc.*	3,080	220,867
Boston Scientific Corp.* .	10,327	365,989

		586,856

Health Care Providers & Services (1.0%)
Anthem, Inc.	979	290,743
UnitedHealth Group, Inc. .	1,193	397,961

		688,704

Pharmaceuticals (1.0%)
AstraZeneca plc (ADR)	5,896	298,338
Roche Holding AG (ADR)	5,860	254,383
Zoetis, Inc.	897	138,362

		691,083

Total Health Care		2,138,139

Industrials (2.1%)
Aerospace & Defense (0.4%)
Boeing Co. (The)	1,344	260,991

Electrical Equipment (0.3%)
AMETEK, Inc.	2,102	238,072

Industrial Conglomerates (0.5%)
Honeywell International, Inc.	1,629	318,258

Machinery (0.9%)
Fortive Corp.	3,997	264,122
Parker-Hannifin Corp.	1,174	310,652

		574,774

Total Industrials		1,392,095

Information Technology (6.9%)
Communications Equipment (0.4%)
Motorola Solutions, Inc.	1,534	257,022

Electronic Equipment, Instruments & Components (0.4%)
Corning, Inc.	8,217	294,744

IT Services (1.2%)
PayPal Holdings, Inc.*	1,891	443,080
Visa, Inc., Class A	1,907	368,528

		811,608

Semiconductors & Semiconductor Equipment (1.1%)
Analog Devices, Inc.	1,801	265,341
KLA Corp.	666	186,527
Lam Research Corp.	568	274,884

		726,752

Software (2.6%)
Adobe, Inc.*	655	300,494
Microsoft Corp.	4,967	1,152,145
Splunk, Inc.*	1,454	239,954

		1,692,593

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	5,944	784,370

Total Information Technology		4,567,089

Materials (0.6%)
Chemicals (0.6%)
DuPont de Nemours, Inc. .	4,866	386,604

Total Materials		386,604

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)	1,163	264,420

Total Real Estate		264,420

Total Common Stocks (23.3%) (Cost $11,230,073)		15,413,499

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (6.9%)
DoubleLine Floating Rate Fund , Class I‡	203,022	$1,928,708
DoubleLine Global Bond Fund , Class I‡	246,165	2,626,582

Total Investment Companies (6.9%) (Cost $4,436,700)		4,555,290

	Principal Amount
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (25.6%)
U.S. Treasury Bills
0.01%, 2/2/21(p)	$1,000,000	999,999
0.05%, 2/25/21(p)	3,500,000	3,499,889
0.06%, 3/25/21(p)(t)	450,000	449,961
0.07%, 6/17/21(p)	3,000,000	2,999,151
0.08%, 9/9/21(p)	2,500,000	2,498,723
0.08%, 12/2/21(p)	1,500,000	1,498,985
0.08%, 12/30/21(p)	5,000,000	4,996,188

Total U.S. Treasury Obligations		16,942,896

Total Short-Term Investments (25.6%) (Cost $16,938,943)		16,942,896

Total Investments in Securities (98.2%) (Cost $60,062,422)		65,016,329

Other Assets Less Liabilities (1.8%)		1,166,003

Net Assets (100%)		$66,182,332

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2021, the market value of these securities amounted to $6,702,238 or 10.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2021. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2021.

(p)	Yield to maturity.

(t)	All, or a portion of security held by broker as collateral for OTC Swap contracts, with a total collateral value of $382,967.

Glossary:

ADR — American Depositary Receipt

CAPE — Cyclically Adjusted Price Earnings

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

OTC — Over-the-counter

PIK — Payment-in Kind Security

PO — Principal Only

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

Investments in companies which were affiliates for the three months ended January 31, 2021, were as follows:

Security Description	Shares at January 31, 2021	Market Value October 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value January 31, 2021 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	203,022	1,873,892	—	—	—	54,816	1,928,708	16,778	—
DoubleLine Global Bond Fund, Class I	246,165	2,619,197	—	—	—	7,385	2,626,582	—	41,983

Total		4,493,089	—	—	—	62,201	4,555,290	16,778	41,983

OTC Total return swap contracts outstanding as of January 31, 2021 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	2/9/2021	USD 16,800,000	(478,988)

							(478,988)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,676,690	$—	$1,676,690
Collateralized Mortgage Obligations	—	8,118,913	—	8,118,913
Common Stocks
Communication Services	1,675,729	—	—	1,675,729
Consumer Discretionary	1,669,448	—	—	1,669,448
Consumer Staples	1,170,388	—	—	1,170,388
Energy	357,409	—	—	357,409
Financials	1,792,178	—	—	1,792,178
Health Care	2,138,139	—	—	2,138,139
Industrials	1,392,095	—	—	1,392,095
Information Technology	4,567,089	—	—	4,567,089
Materials	386,604	—	—	386,604
Real Estate	264,420	—	—	264,420
Corporate Bonds
Communication Services	—	1,157,315	—	1,157,315
Consumer Discretionary	—	1,019,161	—	1,019,161
Consumer Staples	—	623,442	—	623,442
Energy	—	1,284,259	—	1,284,259
Financials	—	1,818,623	—	1,818,623
Health Care	—	1,104,883	—	1,104,883
Industrials	—	1,239,838	—	1,239,838
Information Technology	—	383,778	—	383,778
Materials	—	357,498	—	357,498
Real Estate	—	349,382	—	349,382
Utilities	—	657,845	—	657,845
Investment Companies	4,555,290	—	—	4,555,290
Mortgage-Backed Securities	—	2,098,488	—	2,098,488
Short-Term Investments
U.S. Treasury Obligations	—	16,942,896	—	16,942,896
U.S. Treasury Obligations	—	6,214,529	—	6,214,529

Total Assets	$19,968,789	$45,047,540	$—	$65,016,329

Liabilities:
Total Return Swaps	$—	$(478,988)	$—	$(478,988)

Total Liabilities	$—	$(478,988)	$—	$(478,988)

Total	$19,968,789	$44,568,552	$—	$64,537,341

As of January 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,631,989
Aggregate gross unrealized depreciation	(852,325)

Net unrealized appreciation	$3,779,664

Federal income tax cost of investments in securities and derivative instruments, if applicable	$60,757,677

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.3%)
Entertainment (1.4%)
Liberty Media Corp.-Liberty Braves, Class A*	16,600	$454,176
Liberty Media Corp.-Liberty Braves, Class C*	19,000	508,820
Madison Square Garden Entertainment Corp.*	2,200	195,250
Madison Square Garden Sports Corp., Class A*	4,500	728,505

		1,886,751

Media (9.9%)
AMC Networks, Inc., Class A*	13,000	642,460
Clear Channel Outdoor Holdings, Inc.*	480,063	955,325
Corus Entertainment, Inc., Class B	180,000	667,214
EW Scripps Co. (The), Class A	45,000	666,450
Grupo Televisa SAB (ADR)*	138,000	1,036,380
JCDecaux SA*	31,000	603,150
Loral Space & Communications, Inc.	30,000	762,000
Meredith Corp.	52,000	1,140,360
MSG Networks, Inc., Class A*	48,000	828,960
Sinclair Broadcast Group, Inc., Class A	85,000	2,678,350
Sirius XM Holdings, Inc.	34,560	216,346
TEGNA, Inc.	25,000	400,750
ViacomCBS, Inc.	18,000	873,000
ViacomCBS, Inc., Class A	25,000	1,216,500
WideOpenWest, Inc.*	36,000	383,400

		13,070,645

Wireless Telecommunication Services (1.0%)
Gogo, Inc.*	22,000	294,800
Millicom International Cellular SA*	8,000	296,240
United States Cellular Corp.*	22,000	685,960

		1,277,000

Total Communication Services		16,234,396

Consumer Discretionary (9.3%)
Auto Components (0.8%)
Dana, Inc.	46,000	890,560
Gentex Corp.	500	16,525
Lear Corp.	600	90,456

		997,541

Diversified Consumer Services (0.4%)
H&R Block, Inc.	14,000	241,220
Terminix Global Holdings, Inc.*	6,000	286,080

		527,300

Hotels, Restaurants & Leisure (2.4%)
Bally’s Corp.	3,500	183,680
Caesars Entertainment, Inc.*	4,000	281,560
Churchill Downs, Inc.	3,200	599,840
Dover Motorsports, Inc.	15,000	32,100
GAN Ltd.*	18,000	424,980
Golden Entertainment, Inc.*	45,000	765,000
Nathan’s Famous, Inc.	11,000	610,610
Wynn Resorts Ltd.	3,000	298,590

		3,196,360

Household Durables (1.6%)
Bassett Furniture Industries, Inc.	32,500	629,850
Hunter Douglas NV*	10,000	783,533
Lennar Corp., Class B	11,000	736,340

		2,149,723

Internet & Direct Marketing Retail (0.4%)
Lands’ End, Inc.*	9,000	248,490
Stamps.com, Inc.*	1,500	342,465

		590,955

Leisure Products (3.0%)
Brunswick Corp.	32,500	2,809,950
Mattel, Inc.*	60,000	1,087,200

		3,897,150

Specialty Retail (0.7%)
AutoNation, Inc.*	8,000	570,240
Carvana Co.*	600	156,714
Sally Beauty Holdings, Inc.*	12,000	181,200

		908,154

Total Consumer Discretionary		12,267,183

Consumer Staples (8.9%)
Beverages (1.7%)
Remy Cointreau SA	12,000	2,229,449

Food & Staples Retailing (0.7%)
Casey’s General Stores, Inc.	2,200	412,456
Ingles Markets, Inc., Class A	11,000	523,160

		935,616

Food Products (4.4%)
Bunge Ltd.	28,000	1,832,320
Farmer Bros Co.*	90,000	471,600
Hain Celestial Group, Inc. (The)*	20,000	831,700
J M Smucker Co. (The)	13,000	1,513,330
Maple Leaf Foods, Inc.	45,200	883,322
McCormick & Co., Inc.	3,600	326,196

		5,858,468

Household Products (1.3%)
Energizer Holdings, Inc.	39,000	1,709,760

Personal Products (0.8%)
Edgewell Personal Care Co.	30,000	1,002,000

Total Consumer Staples		11,735,293

Energy (1.1%)
Energy Equipment & Services (1.1%)
Dril-Quip, Inc.*	22,000	662,640
RPC, Inc.*	170,000	758,200

Total Energy		1,420,840

Financials (2.4%)
Banks (1.7%)
Atlantic Capital Bancshares, Inc.*	20,000	357,800
Cadence Bancorp	11,000	197,120
Flushing Financial Corp.	26,000	475,280
Synovus Financial Corp.	33,000	1,227,600

		2,257,800

Capital Markets (0.7%)
Federated Hermes, Inc., Class B	20,000	540,000
Waddell & Reed Financial, Inc., Class A	12,000	303,480

		843,480

Total Financials		3,101,280

Health Care (5.8%)
Biotechnology (0.1%)
Clovis Oncology, Inc.*	20,000	158,000

Health Care Equipment & Supplies (0.9%)
Cutera, Inc.*	25,000	605,250
Intersect ENT, Inc.*	15,000	337,050
Quidel Corp.*	1,000	250,970

		1,193,270

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (1.3%)
Option Care Health, Inc.*	22,527	$416,299
Patterson Cos., Inc.	42,000	1,330,560

		1,746,859

Health Care Technology (3.3%)
Evolent Health, Inc., Class A*	45,000	768,150
Teladoc Health, Inc.*	13,500	3,561,705

		4,329,855

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	300	172,131

Total Health Care		7,600,115

Industrials (37.2%)
Aerospace & Defense (5.4%)
AAR Corp.	22,000	738,100
Aerojet Rocketdyne Holdings, Inc.*	50,000	2,602,000
Kaman Corp.	21,500	1,082,740
Moog, Inc., Class A	13,000	960,310
Moog, Inc., Class B	2,478	183,050
Textron, Inc.	34,000	1,538,840

		7,105,040

Building Products (2.2%)
Armstrong Flooring, Inc.*	80,000	300,800
Griffon Corp.	114,000	2,560,440

		2,861,240

Commercial Services & Supplies (2.6%)
IAA, Inc.*	8,000	457,120
KAR Auction Services, Inc.	11,000	203,060
Matthews International Corp., Class A	85,000	2,595,050
Team, Inc.*	20,000	197,600

		3,452,830

Construction & Engineering (0.7%)
Arcosa, Inc.	16,000	892,640

Electrical Equipment (1.1%)
AZZ, Inc.	30,000	1,427,700

Machinery (20.6%)
Astec Industries, Inc.	60,000	3,568,200
CIRCOR International, Inc.*	47,000	1,502,590
CNH Industrial NV*	39,000	497,250
Commercial Vehicle Group, Inc.*	86,000	712,080
Crane Co.	12,500	946,000
Donaldson Co., Inc.	1,000	59,440
Eastern Co. (The)	20,000	470,800
EnPro Industries, Inc.	44,200	3,190,798
Flowserve Corp.	48,000	1,706,880
Graco, Inc.	4,500	310,230
Hyster-Yale Materials Handling, Inc.	14,500	1,300,795
Ingersoll Rand, Inc.*	20,000	836,800
ITT, Inc.	3,500	261,485
Kennametal, Inc.	24,000	909,120
Mueller Industries, Inc.	40,500	1,383,075
Mueller Water Products, Inc., Class A	36,000	431,640
Navistar International Corp.*	60,000	2,640,000
Park-Ohio Holdings Corp.	22,064	621,984
Shyft Group, Inc. (The)	5,000	151,000
Toro Co. (The)	6,500	612,625
Trinity Industries, Inc.	95,000	2,641,950
Twin Disc, Inc.*	116,500	966,950
Watts Water Technologies, Inc., Class A	10,000	1,200,700
Welbilt, Inc.*	12,500	161,375

		27,083,767

Marine (0.0%)
Kirby Corp.*	600	30,456

Trading Companies & Distributors (3.9%)
Ashtead Group plc	3,000	151,606
GATX Corp.	15,000	1,392,000
Herc Holdings, Inc.*	56,000	3,582,880

		5,126,486

Transportation Infrastructure (0.7%)
Macquarie Infrastructure Corp.	36,500	1,014,335

Total Industrials		48,994,494

Information Technology (3.1%)
Communications Equipment (0.2%)
Communications Systems, Inc.	35,000	168,000
EchoStar Corp., Class A*	1,600	33,504
EXFO, Inc.*	15,000	54,000

		255,504

Electronic Equipment, Instruments & Components (0.4%)
Landis+Gyr Group AG*	7,500	553,451

IT Services (0.2%)
MoneyGram International, Inc.*	27,000	207,090

Software (1.0%)
A10 Networks, Inc.*	21,000	208,530
Cloudflare, Inc., Class A*	500	38,330
FireEye, Inc.*	16,000	336,000
NortonLifeLock, Inc.	2,000	42,140
Pluralsight, Inc., Class A*	11,000	228,800
SolarWinds Corp.*	20,000	336,200
Zuora, Inc., Class A*	7,500	110,625

		1,300,625

Technology Hardware, Storage & Peripherals (1.3%)
Diebold Nixdorf, Inc.*	123,000	1,680,180

Total Information Technology .		3,996,850

Materials (10.2%)
Chemicals (7.8%)
Axalta Coating Systems Ltd.*	11,000	296,890
Chr Hansen Holding A/S*	1,200	108,428
Core Molding Technologies, Inc.*	105,000	1,257,900
Element Solutions, Inc.	121,800	2,074,254
Ferro Corp.*	97,114	1,339,202
GCP Applied Technologies, Inc.*	100,000	2,479,000
HB Fuller Co.	8,500	432,565
Scotts Miracle-Gro Co. (The)	6,500	1,439,165
Tredegar Corp.	15,000	218,850
Valvoline, Inc.	26,000	617,240

		10,263,494

Containers & Packaging (1.7%)
Ardagh Group SA	13,288	225,896
Greif, Inc., Class A	29,000	1,309,640
Myers Industries, Inc.	36,000	721,800

		2,257,336

Metals & Mining (0.7%)
Ampco-Pittsburgh Corp.*	41,092	266,276
Freeport-McMoRan, Inc.*	23,000	618,930

		885,206

Total Materials		13,406,036

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Ryman Hospitality Properties, Inc. (REIT)	5,000	$324,250
Seritage Growth Properties (REIT), Class A*	18,000	320,580

		644,830

Real Estate Management & Development (0.8%)
St Joe Co. (The)	25,000	1,112,500

Total Real Estate		1,757,330

Utilities (2.5%)
Electric Utilities (0.5%)
PNM Resources, Inc.	15,000	727,800

Gas Utilities (0.8%)
National Fuel Gas Co.	26,000	1,046,760

Independent Power and Renewable Electricity Producers (1.2%)
AES Corp. (The)	64,000	1,560,960

Total Utilities		3,335,520

Total Common Stocks (94.1%) (Cost $102,075,372)		123,849,337

	Number of Warrants
WARRANTS:
Energy (0.0%)
Energy Equipment & Services (0.0%)
Weatherford International plc, expiring 12/13/23*	1,117	273

Total Energy		273

Health Care (0.0%)
Health Care Providers & Services (0.0%)
Option Care Health, Inc., expiring 6/30/25*	22	8

Total Health Care		8

Materials (0.0%)
Metals & Mining (0.0%)
Ampco-Pittsburgh Corp., expiring 8/1/25*	30,000	27,000

Total Materials		27,000

Total Warrants (0.0%) (Cost $—)		27,281

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (7.4%)
JPMorgan Prime Money Market Fund, IM Shares	9,762,585	9,768,443

Total Short-Term Investment (7.4%) (Cost $9,768,424)		9,768,443

Total Investments in Securities (101.5%) (Cost $111,843,796)		133,645,061
Other Assets Less Liabilities (-1.5%)		(2,036,246)

Net Assets (100%)		$131,608,815

*	Non-income producing.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

Glossiary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$15,631,246	$603,150	$—	$16,234,396
Consumer Discretionary	11,483,650	783,533	—	12,267,183
Consumer Staples	9,179,648	2,555,645	—	11,735,293
Energy	1,420,840	—	—	1,420,840
Financials	3,101,280	—	—	3,101,280
Health Care	7,600,115	—	—	7,600,115
Industrials	48,659,838	334,656	—	48,994,494
Information Technology	3,443,399	553,451	—	3,996,850
Materials	13,297,608	108,428	—	13,406,036
Real Estate	1,757,330	—	—	1,757,330
Utilities	3,335,520	—	—	3,335,520
Short-Term Investment
Investment Company	9,768,443	—	—	9,768,443
Warrants
Energy	273	—	—	273
Health Care	—	8	—	8
Materials	—	27,000	—	27,000

Total Assets	$128,679,190	$4,965,871	$—	$133,645,061

Total Liabilities	$—	$—	$—	$—

Total	$128,679,190	$4,965,871	$—	$133,645,061

As of January 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,117,229
Aggregate gross unrealized depreciation	(6,955,160)

Net unrealized appreciation	$19,162,069

Federal income tax cost of investments in securities and derivative instruments, if applicable	$114,482,992

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (95.3%)
Communication Services (12.0%)
Diversified Telecommunication Services (5.3%)
Altice France SA
7.375%, 5/1/26§	$250,000	$262,002
CCO Holdings LLC
5.750%, 2/15/26§	262,000	270,332
5.875%, 5/1/27§	80,000	83,120
4.750%, 3/1/30§	110,000	116,600
4.500%, 5/1/32§	159,000	165,360
Cincinnati Bell, Inc.
7.000%, 7/15/24§	285,000	295,687
Lumen Technologies, Inc.
5.125%, 12/15/26§	230,000	243,570
4.000%, 2/15/27§	132,000	136,259
Series G
6.875%, 1/15/28	128,000	149,517
Series W
6.750%, 12/1/23	70,000	77,680
Sprint Capital Corp.
8.750%, 3/15/32	156,000	238,290
Windstream Escrow LLC
7.750%, 8/15/28§	149,000	150,863
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	245,000	244,975
6.125%, 3/1/28§	209,000	216,971

		2,651,226

Entertainment (0.8%)
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	38,000	38,950
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	164,000	164,820
6.500%, 5/15/27§	206,000	228,339

		432,109

Interactive Media & Services (0.2%)
Rackspace Technology Global, Inc.
5.375%, 12/1/28§	105,000	109,725

Media (4.6%)
Diamond Sports Group LLC
6.625%, 8/15/27§	274,000	173,990
DISH DBS Corp.
5.875%, 7/15/22	112,000	116,632
Gray Television, Inc.
4.750%, 10/15/30§	162,000	161,494
McGraw Hill LLC
8.000%, 11/30/24§	216,000	215,944
Meredith Corp.
6.875%, 2/1/26	210,000	212,079
Nexstar Broadcasting, Inc.
5.625%, 7/15/27§	296,000	314,192
Sinclair Television Group, Inc.
5.500%, 3/1/30§	166,000	170,739
Sirius XM Radio, Inc.
4.625%, 7/15/24§	130,000	134,415
TEGNA, Inc.
5.500%, 9/15/24§	33,000	33,578
4.750%, 3/15/26§	248,000	262,880
5.000%, 9/15/29	94,000	97,553
Ziggo Bond Co. BV
6.000%, 1/15/27§	200,000	209,000
Ziggo BV
5.500%, 1/15/27§	180,000	189,000

		2,291,496

Wireless Telecommunication Services (1.1%)
Sprint Corp.
7.875%, 9/15/23	128,000	147,840
7.625%, 3/1/26	114,000	140,505
T-Mobile USA, Inc.
6.000%, 3/1/23	101,000	100,874
6.000%, 4/15/24	64,000	64,451
6.500%, 1/15/26	86,000	88,420

		542,090

Total Communication Services		6,026,646

Consumer Discretionary (12.0%)
Auto Components (0.7%)
Icahn Enterprises LP
4.750%, 9/15/24	176,000	185,266
4.375%, 2/1/29§	139,000	138,305
Real Hero Merger Sub 2, Inc.
6.250%, 2/1/29§	42,000	42,998

		366,569

Automobiles (0.9%)
Ford Motor Co.
9.000%, 4/22/25	271,000	329,726
9.625%, 4/22/30	87,000	123,009

		452,735

Distributors (0.8%)
Core & Main LP
6.125%, 8/15/25§	116,000	119,045
Performance Food Group,Inc.
5.500%, 6/1/24§	76,000	76,285
6.875%, 5/1/25§	73,000	78,292
Univar Solutions USA, Inc.
5.125%, 12/1/27§	108,000	112,590

		386,212

Diversified Consumer Services (0.4%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	208,875

Hotels, Restaurants & Leisure (3.8%)
1011778 BC ULC
4.250%, 5/15/24§	19,000	19,334
5.750%, 4/15/25§	126,000	134,515
Affinity Gaming
6.875%, 12/15/27§	18,000	18,877
Caesars Entertainment, Inc.
6.250%, 7/1/25§	131,000	138,375
Churchill Downs, Inc.
5.500%, 4/1/27§	118,000	123,050
Dave & Buster’s, Inc.
7.625%, 11/1/25§	46,000	48,415
Golden Entertainment, Inc.
7.625%, 4/15/26§	134,000	143,380
Hilton Domestic Operating Co., Inc.
5.125%, 5/1/26	40,000	41,468
5.750%, 5/1/28§	96,000	103,560
IRB Holding Corp.
6.750%, 2/15/26§	68,000	70,040
Life Time, Inc.
8.500%, 6/15/23§	332,000	332,415
8.000%, 4/15/26§	115,000	115,144

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Powdr Corp.
6.000%, 8/1/25§	$45,000	$47,363
Sizzling Platter LLC
8.500%, 11/28/25§	102,000	106,335
Station Casinos LLC
4.500%, 2/15/28§	194,000	190,363
Vail Resorts, Inc.
6.250%, 5/15/25§	58,000	61,625
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	205,000	207,819

		1,902,078

Household Durables (0.5%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	130,000	139,425
Picasso Finance Sub, Inc.
6.125%, 6/15/25§	42,000	44,835
Williams Scotsman International, Inc.
4.625%, 8/15/28§	48,000	49,680

		233,940

Internet & Direct Marketing Retail (1.5%)
Getty Images, Inc.
9.750%, 3/1/27§	378,000	400,680
Photo Holdings Merger Sub, Inc.
8.500%, 10/1/26§	322,000	339,710

		740,390

Specialty Retail (2.5%)
Asbury Automotive Group, Inc.
4.750%, 3/1/30	163,000	171,427
eG Global Finance plc
8.500%, 10/30/25§	200,000	212,720
Ken Garff Automotive LLC
4.875%, 9/15/28§	96,000	98,760
LBM Acquisition LLC
6.250%, 1/15/29§	76,000	76,927
PetSmart, Inc.
4.750%, 2/15/28§	250,000	250,000
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	235,000	247,337
SRS Distribution, Inc.
8.250%, 7/1/26§	73,000	77,402
White Cap Buyer LLC
6.875%, 10/15/28§	126,000	130,001

		1,264,574

Textiles, Apparel & Luxury Goods (0.9%)
G-III Apparel Group Ltd.
7.875%, 8/15/25§	262,000	286,890
Wolverine World Wide, Inc.
6.375%, 5/15/25§	160,000	170,400

		457,290

Total Consumer Discretionary		6,012,663

Consumer Staples (5.6%)
Food & Staples Retailing (0.5%)
United Natural Foods, Inc.
6.750%, 10/15/28§	87,000	91,803
US Foods, Inc.
6.250%, 4/15/25§	148,000	158,006

		249,809

Food Products (3.1%)
B&G Foods, Inc.
5.250%, 4/1/25	101,000	103,886
5.250%, 9/15/27	74,000	77,607
Clearwater Seafoods, Inc.
6.875%, 5/1/25§	149,000	157,048
Kraft Heinz Foods Co.
6.875%, 1/26/39	116,000	159,252
4.375%, 6/1/46	265,000	282,225
Lamb Weston Holdings, Inc.
4.625%, 11/1/24§	22,000	22,920
4.875%, 11/1/26§	77,000	80,176
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	96,000	101,923
Post Holdings, Inc.
5.750%, 3/1/27§	236,000	247,210
4.625%, 4/15/30§	100,000	104,148
Sigma Holdco BV
7.875%, 5/15/26§	200,000	205,000

		1,541,395

Household Products (1.3%)
Central Garden & Pet Co.
4.125%, 10/15/30	84,000	87,657
Energizer Holdings, Inc.
4.750%, 6/15/28§	223,000	232,477
Kronos Acquisition Holdings, Inc.
5.000%, 12/31/26§	73,000	74,460
Spectrum Brands, Inc.
5.750%, 7/15/25	220,000	226,226
5.500%, 7/15/30§	21,000	22,522

		643,342

Personal Products (0.7%)
Edgewell Personal Care Co.
5.500%, 6/1/28§	132,000	140,910
Prestige Brands, Inc.
6.375%, 3/1/24§	221,000	225,420

		366,330

Total Consumer Staples		2,800,876

Energy (8.8%)
Energy Equipment & Services (0.4%)
Precision Drilling Corp.
7.750%, 12/15/23	93,000	92,535
7.125%, 1/15/26§	105,000	101,784

		194,319

Oil, Gas & Consumable Fuels (8.4%)
Aethon United BR LP
8.250%, 2/15/26§	96,000	97,560
American Midstream Partners LP
9.500%, 12/15/21(e)§	315,000	315,000
Antero Resources Corp.
7.625%, 2/1/29§	52,000	53,072
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	176,000	168,080
Blue Racer Midstream LLC
7.625%, 12/15/25§	58,000	61,190
6.625%, 7/15/26§	150,000	150,000

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Calumet Specialty Products Partners LP
11.000%, 4/15/25§	$119,000	$117,810
Crestwood Midstream Partners LP
6.250%, 4/1/23(e)	222,000	222,555
5.625%, 5/1/27§	54,000	52,157
6.000%, 2/1/29§	165,000	158,641
CrownRock LP
5.625%, 10/15/25§	216,000	215,460
Delek Logistics Partners LP
6.750%, 5/15/25	195,000	192,075
Endeavor Energy Resources LP
6.625%, 7/15/25§	28,000	29,820
Genesis Energy LP
8.000%, 1/15/27	95,000	90,250
7.750%, 2/1/28	212,000	196,100
Hilcorp Energy I LP
6.250%, 11/1/28§	157,000	165,242
5.750%, 2/1/29§	68,000	68,524
Holly Energy Partners LP
5.000%, 2/1/28§	201,000	201,000
Indigo Natural Resources LLC
6.875%, 2/15/26§	82,000	84,993
5.375%, 2/1/29§	80,000	78,800
NuStar Logistics LP
5.750%, 10/1/25	85,000	89,675
Occidental Petroleum Corp.
2.900%, 8/15/24	246,000	238,620
6.625%, 9/1/30	100,000	113,250
6.125%, 1/1/31	55,000	60,242
6.450%, 9/15/36	132,000	144,226
PBF Logistics LP
6.875%, 5/15/23	220,000	206,800
Range Resources Corp.
8.250%, 1/15/29§	33,000	34,506
Southwestern Energy Co.
7.750%, 10/1/27	97,000	102,092
Summit Midstream Holdings LLC
5.500%, 8/15/22	202,000	193,920
Targa Resources Partners LP
5.875%, 4/15/26	92,000	96,371
4.875%, 2/1/31§	105,000	109,725
WPX Energy, Inc.
4.500%, 1/15/30	94,000	99,405

		4,207,161

Total Energy		4,401,480

Financials (7.0%)
Capital Markets (0.2%)
MSCI, Inc.
4.750%, 8/1/26§	94,000	96,820

Consumer Finance (2.1%)
Avolon Holdings Funding Ltd.
5.250%, 5/15/24§	67,000	73,322
Curo Group Holdings Corp.
8.250%, 9/1/25§	246,000	240,465
Enova International, Inc.
8.500%, 9/1/24§	252,000	246,960
Ford Motor Credit Co. LLC
4.000%, 11/13/30	322,000	330,855
OneMain Finance Corp.
8.875%, 6/1/25	77,000	85,840
Park Aerospace Holdings Ltd.
5.500%, 2/15/24§	62,000	67,885

		1,045,327

Diversified Financial Services (1.2%)
Cardtronics, Inc.
5.500%, 5/1/25§	130,000	134,713
Shift4 Payments LLC
4.625%, 11/1/26§	87,000	90,245
Verscend Escrow Corp.
9.750%, 8/15/26§	330,000	355,971

		580,929

Insurance (2.5%)
Acrisure LLC
8.125%, 2/15/24§	300,000	313,200
7.000%, 11/15/25§	52,000	53,690
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	252,000	265,545
AssuredPartners, Inc.
5.625%, 1/15/29§	39,000	39,780
HUB International Ltd.
7.000%, 5/1/26§	422,000	436,610
NFP Corp.
6.875%, 8/15/28§	150,000	157,297

		1,266,122

Thrifts & Mortgage Finance (1.0%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	396,000	412,830
7.625%, 5/1/26§	74,000	78,625

		491,455

Total Financials		3,480,653

Health Care (6.8%)
Health Care Equipment & Supplies (0.6%)
Hill-Rom Holdings, Inc.
5.000%, 2/15/25§	118,000	121,393
Varex Imaging Corp.
7.875%, 10/15/27§	157,000	169,364

		290,757

Health Care Providers & Services (2.5%)
AdaptHealth LLC
6.125%, 8/1/28§	178,000	191,795
4.625%, 8/1/29§	82,000	83,742
Centene Corp.
5.375%, 6/1/26§	237,000	248,850
5.375%, 8/15/26§	118,000	123,752
HCA, Inc.
7.690%, 6/15/25	91,000	109,428
Tenet Healthcare Corp.
4.875%, 1/1/26§	194,000	202,367
Vizient, Inc.
6.250%, 5/15/27§	91,000	96,688
West Street Merger Sub, Inc.
6.375%, 9/1/25§	188,000	193,640

		1,250,262

Pharmaceuticals (3.7%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	217,000	240,327

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Bausch Health Cos., Inc.
7.000%, 3/15/24§	$340,000	$347,395
5.500%, 11/1/25§	236,000	243,009
6.250%, 2/15/29§	146,000	156,768
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26§	115,000	117,588
5.000%, 7/15/27§	79,000	83,246
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	200,000	205,250
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	253,000	276,086
P&L Development LLC
7.750%, 11/15/25§	196,000	210,210

		1,879,879

Total Health Care		3,420,898

Industrials (16.2%)
Aerospace & Defense (1.0%)
Howmet Aerospace, Inc.
6.875%, 5/1/25	107,000	124,922
Rolls-Royce plc
5.750%, 10/15/27§	200,000	215,750
Spirit AeroSystems, Inc.
7.500%, 4/15/25§	152,000	163,052

		503,724

Air Freight & Logistics (0.3%)
XPO Logistics, Inc.
6.250%, 5/1/25§	149,000	159,989

Building Products (1.1%)
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	4,000	4,097
Forterra Finance LLC
6.500%, 7/15/25§	59,000	63,204
JELD-WEN, Inc.
6.250%, 5/15/25§	111,000	119,325
Standard Industries, Inc.
4.375%, 7/15/30§	124,000	131,595
Summit Materials LLC
5.250%, 1/15/29§	217,000	227,850

		546,071

Commercial Services & Supplies (5.8%)
ACCO Brands Corp.
5.250%, 12/15/24§	138,000	141,277
ADT Security Corp. (The)
4.125%, 6/15/23	110,000	115,225
4.875%, 7/15/32§	72,000	77,760
Allied Universal Holdco LLC
6.625%, 7/15/26§	230,000	246,376
9.750%, 7/15/27§	278,000	301,977
Aramark Services, Inc.
5.000%, 4/1/25§	116,000	119,155
6.375%, 5/1/25§	92,000	97,888
Brink’s Co. (The)
5.500%, 7/15/25§	49,000	52,185
Cimpress plc
7.000%, 6/15/26§	150,000	158,063
Covanta Holding Corp.
5.000%, 9/1/30	55,000	57,750
Garda World Security Corp.
9.500%, 11/1/27§	203,000	223,341
GFL Environmental, Inc.
3.750%, 8/1/25§	80,000	81,600
5.125%, 12/15/26§	140,000	148,050
Interface, Inc.
5.500%, 12/1/28§	48,000	50,760
KAR Auction Services, Inc.
5.125%, 6/1/25§	320,000	327,600
Matthews International Corp.
5.250%, 12/1/25§	321,000	327,019
Nielsen Co. Luxembourg SARL (The)
5.500%, 10/1/21§	14,000	14,035
Nielsen Finance LLC
5.000%, 4/15/22§	33,000	33,083
5.625%, 10/1/28§	84,000	89,758
5.875%, 10/1/30§	176,000	194,920
Stericycle, Inc.
3.875%, 1/15/29§	46,000	47,196

		2,905,018

Construction & Engineering (1.6%)
MasTec, Inc.
4.500%, 8/15/28§	92,000	96,674
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	241,000	247,929
Pike Corp.
5.500%, 9/1/28§	66,000	68,295
PowerTeam Services LLC
9.033%, 12/4/25§	231,333	256,201
Weekley Homes LLC
4.875%, 9/15/28§	111,000	115,440

		784,539

Machinery (1.2%)
Clark Equipment Co.
5.875%, 6/1/25§	35,000	37,078
Hillenbrand, Inc.
5.750%, 6/15/25	19,000	20,401
Mueller Water Products, Inc.
5.500%, 6/15/26§	138,000	142,830
Welbilt, Inc.
9.500%, 2/15/24	372,000	382,617

		582,926

Professional Services (1.0%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	93,000	99,510
10.250%, 2/15/27§	347,000	388,206

		487,716

Road & Rail (2.3%)
Capitol Investment Merger Sub 2 LLC
10.000%, 8/1/24§	197,000	214,730
DAE Funding LLC
5.250%, 11/15/21§	100,000	101,895
5.000%, 8/1/24§	67,000	69,261
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	382,000	380,090
Watco Cos. LLC
6.500%, 6/15/27§	376,000	402,320

		1,168,296

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Trading Companies & Distributors (1.9%)
Aviation Capital Group LLC
5.500%, 12/15/24§	$108,000	$122,056
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	370,000	374,703
Brightstar Escrow Corp.
9.750%, 10/15/25§	177,000	189,600
WESCO Distribution, Inc.
7.250%, 6/15/28§	237,000	265,682

		952,041

Total Industrials		8,090,320

Information Technology (12.3%)
Communications Equipment (1.6%)
CommScope, Inc.
5.500%, 3/1/24§	292,000	300,030
6.000%, 3/1/26§	214,000	226,572
8.250%, 3/1/27§	237,000	254,775

		781,377

Electronic Equipment, Instruments & Components (0.6%)
Itron, Inc.
5.000%, 1/15/26§	270,000	276,075

IT Services (2.0%)
Alliance Data Systems Corp.
4.750%, 12/15/24§	339,000	343,237
7.000%, 1/15/26§	162,000	171,720
Black Knight InfoServ LLC
3.625%, 9/1/28§	140,000	141,386
Cablevision Lightpath LLC
5.625%, 9/15/28§	200,000	205,000
Presidio Holdings, Inc.
8.250%, 2/1/28§	36,000	39,870
Science Applications International Corp.
4.875%, 4/1/28§	40,000	42,100
Unisys Corp.
6.875%, 11/1/27§	69,000	76,418

		1,019,731

Software (6.4%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	217,000	229,477
Ascend Learning LLC
6.875%, 8/1/25§	304,000	313,500
Boxer Parent Co., Inc.
7.125%, 10/2/25§	129,000	139,197
BY Crown Parent LLC
4.250%, 1/31/26§	83,000	85,075
Camelot Finance SA
4.500%, 11/1/26§	456,000	474,240
CDK Global, Inc.
5.875%, 6/15/26	66,000	68,693
Change Healthcare Holdings LLC
5.750%, 3/1/25§	459,000	469,649
Granite Merger Sub 2, Inc.
11.000%, 7/15/27§	289,000	332,350
LogMeIn, Inc.
5.500%, 9/1/27§	96,000	100,440
NortonLifeLock, Inc.
5.000%, 4/15/25§	112,000	113,994
Rocket Software, Inc.
6.500%, 2/15/29§	147,000	146,632
Solera LLC
10.500%, 3/1/24§	430,000	443,330
SS&C Technologies, Inc.
5.500%, 9/30/27§	241,000	255,511
ZoomInfo Technologies LLC
3.875%, 2/1/29§	29,000	29,290

		3,201,378

Technology Hardware, Storage & Peripherals (1.7%)
Dell International LLC
5.875%, 6/15/21§	211,000	211,464
7.125%, 6/15/24§	171,000	177,413
Everi Payments, Inc.
7.500%, 12/15/25§	92,000	94,990
NCR Corp.
8.125%, 4/15/25§	51,000	55,717
5.000%, 10/1/28§	315,000	323,663

		863,247

Total Information Technology		6,141,808

Materials (10.1%)
Chemicals (3.1%)
Avient Corp.
5.750%, 5/15/25§	73,000	76,467
Blue Cube Spinco LLC
10.000%, 10/15/25	172,000	182,750
Illuminate Buyer LLC
9.000%, 7/1/28§	267,000	297,625
INEOS Group Holdings SA
5.625%, 8/1/24§	200,000	203,542
Minerals Technologies, Inc.
5.000%, 7/1/28§	83,000	86,735
Nouryon Holding BV
8.000%, 10/1/26§	150,000	158,880
NOVA Chemicals Corp.
4.875%, 6/1/24§	104,000	106,600
Nufarm Australia Ltd.
5.750%, 4/30/26§	123,000	126,690
Olin Corp.
9.500%, 6/1/25§	117,000	144,495
PQ Corp.
5.750%, 12/15/25§	136,000	139,060

		1,522,844

Containers & Packaging (6.1%)
ARD Finance SA
6.500%, 6/30/27 PIK§	200,000	210,500
Ardagh Packaging Finance plc
6.000%, 2/15/25§	200,000	205,360
Berry Global, Inc.
5.125%, 7/15/23	49,000	49,919
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	361,000	379,050
Graham Packaging Co., Inc.
7.125%, 8/15/28§	81,000	87,682
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	133,000	138,320
LABL Escrow Issuer LLC
6.750%, 7/15/26§	225,000	241,920
10.500%, 7/15/27§	162,000	179,617

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Mauser Packaging
Solutions Holding Co.
5.500%, 4/15/24§	$286,000	$288,860
7.250%, 4/15/25§	520,000	511,810
OI European Group BV
4.000%, 3/15/23§	150,000	153,563
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23§	130,000	139,100
6.625%, 5/13/27§	144,000	155,743
Sealed Air Corp.
4.875%, 12/1/22§	102,000	106,718
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	200,000	210,490

		3,058,652

Metals & Mining (0.9%)
Hudbay Minerals, Inc.
6.125%, 4/1/29§	65,000	68,900
Kaiser Aluminum Corp.
6.500%, 5/1/25§	172,000	183,180
Novelis Corp.
4.750%, 1/30/30§	190,000	199,472

		451,552

Total Materials		5,033,048

Real Estate (4.5%)
Equity Real Estate Investment Trusts (REITs) (2.1%)
Global Net Lease, Inc. (REIT)
3.750%, 12/15/27§	102,000	103,785
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	120,000	125,814
MGM Growth Properties Operating Partnership LP (REIT)
4.625%, 6/15/25§	153,000	162,180
Park Intermediate Holdings LLC (REIT)
7.500%, 6/1/25§	79,000	85,419
5.875%, 10/1/28§	153,000	160,650
SBA Communications Corp. (REIT)
4.875%, 9/1/24	88,000	90,342
Service Properties Trust (REIT)
7.500%, 9/15/25	42,000	47,302
5.500%, 12/15/27	102,000	108,503
XHR LP (REIT)
6.375%, 8/15/25§	166,000	174,092

		1,058,087

Real Estate Management & Development (2.4%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	99,000	107,682
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	271,000	278,114
Howard Hughes Corp. (The)
5.375%, 3/15/25§	166,000	171,146
5.375%, 8/1/28§	68,000	71,638
4.375%, 2/1/31§	122,000	121,237
Realogy Group LLC
7.625%, 6/15/25§	102,000	110,798
9.375%, 4/1/27§	226,000	250,815
5.750%, 1/15/29§	83,000	84,556

		1,195,986

Total Real Estate		2,254,073

Total Corporate Bonds		47,662,465

Total Long-Term Debt Securities (95.3%) (Cost $45,835,609)		47,662,465

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (2.7%)
JPMorgan Prime Money Market Fund, IM Shares	1,368,646	1,369,467

Total Short-Term Investment (2.7%) (Cost $1,369,451)		1,369,467

Total Investments in Securities (98.0%) (Cost $47,205,060)		49,031,932
Other Assets Less Liabilities (2.0%)		992,187

Net Assets (100%)		$50,024,119

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2021, the market value of these securities amounted to $40,528,212 or 81.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2021. Maturity date disclosed is the ultimate maturity date.

Glossary:

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$6,026,646	$—	$6,026,646
Consumer Discretionary	—	6,012,663	—	6,012,663
Consumer Staples	—	2,800,876	—	2,800,876
Energy	—	4,401,480	—	4,401,480
Financials	—	3,480,653	—	3,480,653
Health Care	—	3,420,898	—	3,420,898
Industrials	—	8,090,320	—	8,090,320
Information Technology	—	6,141,808	—	6,141,808
Materials	—	5,033,048	—	5,033,048
Real Estate	—	2,254,073	—	2,254,073
Short-Term Investment
Investment Company	1,369,467	—	—	1,369,467

Total Assets	$1,369,467	$47,662,465	$—	$49,031,932

Total Liabilities	$—	$—	$—	$—

Total	$1,369,467	$47,662,465	$—	$49,031,932

As of January 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,953,400
Aggregate gross unrealized depreciation	(225,371)

Net unrealized appreciation	$1,728,029

Federal income tax cost of investments in securities and derivative instruments, if applicable	$47,303,903

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (36.6%)
IQ Merger Arbitrage ETF	40,280	$1,335,282
ProShares Hedge Replication ETF	27,140	1,378,712
ProShares Long Online/Short Stores ETF	7,330	693,565
ProShares RAFI Long/Short‡	21,760	688,658
WisdomTree Managed Futures Strategy Fund	38,050	1,437,529

Total Alternatives		5,533,746

Commodity (16.5%)
Invesco DB Base Metals Fund*	12,540	211,048
Invesco DB Commodity Index
Tracking Fund*	45,810	695,854
Invesco DB Gold Fund*	16,480	878,878
Invesco DB Precious Metals Fund*	4,050	208,008
Invesco DB Silver Fund*	800	30,277
iShares Commodities Select Strategy ETF	17,470	481,124

Total Commodity		2,505,189

Equity (19.4%)
iShares Core US REIT ETF	13,670	662,585
iShares MSCI Global Agriculture Producers ETF	6,810	239,031
iShares U.S. Fixed Income Balanced Risk Factor ETF	6,660	681,427
SPDR MSCI USA StrategicFactors ETF	6,640	682,326
Vanguard Global ex-U.S. Real Estate ETF	12,670	672,270

Total Equity		2,937,639

Fixed Income (17.8%)
iShares TIPS Bond ETF	5,130	656,589
SPDR Bloomberg Barclays Convertible Securities ETF	15,970	1,350,902
Vanguard Short-Term Inflation-Protected Securities ETF	13,420	688,983

Total Fixed Income		2,696,474

Specialty (9.6%)
Invesco DB G10 Currency Harvest Fund*‡	59,770	1,452,106

Total Investments in Securities (99.9%) (Cost $13,743,859)		15,125,154
Other Assets Less Liabilities (0.1%)		13,007

Net Assets (100%)		$15,138,161

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

Investments in companies which were affiliates for the three months ended January 31, 2021, were as follows:

Security Description	Shares at January 31, 2021	Market Value October 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value January 31, 2021 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Alternatives
ProShares RAFI Long/Short	21,760	653,631	—	—	—	35,027	688,658	2,465	—
Specialty
Invesco DB G10 Currency Harvest Fund*	59,770	1,380,986	—	—	—	71,120	1,452,106	—	—

Total		2,034,617	—	—	—	106,147	2,140,764	2,465	—

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$15,125,154	$—	$—	$15,125,154

Total Assets	$15,125,154	$—	$—	$15,125,154

Total Liabilities	$—	$—	$—	$—

Total	$15,125,154	$—	$—	$15,125,154

As of January 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,569,308
Aggregate gross unrealized depreciation	(519,555)

Net unrealized appreciation	$1,049,753

Federal income tax cost of investments in securities and derivative instruments, if applicable	$14,075,401

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (50.1%)
Invesco S&P 500 Low Volatility ETF	13,600	$749,768
Invesco S&P Emerging Markets Low Volatility ETF	3,540	77,951
Invesco S&P International Developed Low Volatility ETF	13,180	392,632
Invesco S&P MidCap Low Volatility ETF	7,910	381,657
Invesco S&P SmallCap Low Volatility ETF	5,290	217,155
iShares Core MSCI EAFE ETF	11,370	779,755
iShares Core MSCI Emerging Markets ETF	3,210	204,894
iShares Core S&P Total US Stock Market ETF	26,140	2,247,779
iShares MSCI EAFE Min Vol Factor ETF	5,470	397,067
iShares MSCI Emerging Markets Min Vol Factor ETF	1,740	107,323
iShares MSCI USA Min Vol Factor ETF	11,180	738,215
SPDR SSGA US Small Cap Low Volatility Index ETF	2,200	213,833

Total Equity		6,508,029

Fixed Income (49.7%)
iShares Core U.S. Aggregate Bond ETF	32,880	3,857,153
iShares TIPS Bond ETF	7,600	972,724
SPDR Bloomberg Barclays High Yield Bond ETF	4,666	505,795
Vanguard Short-Term Bond ETF	7,600	629,660
Vanguard Total International Bond ETF	8,640	502,675

Total Fixed Income		6,468,007

Total Exchange Traded Funds (99.8%) (Cost $11,811,624)		12,976,036

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	6,995	6,999

Total Short-Term Investment (0.1%) (Cost $6,999)		6,999

Total Investments in Securities (99.9%) (Cost $11,818,623)		12,983,035
Other Assets Less Liabilities (0.1%)		23,485

Net Assets (100%)		$13,006,520

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$12,976,036	$—	$—	$12,976,036
Short-Term Investment
Investment Company	6,999	—	—	6,999

Total Assets	$12,983,035	$—	$—	$12,983,035

Total Liabilities	$—	$—	$—	$—

Total	$12,983,035	$—	$—	$12,983,035

As of January 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,142,271
Aggregate gross unrealized depreciation	(39,387)

Net unrealized appreciation	$1,102,884
Federal income tax cost of investments in securities and derivative instruments, if applicable	$11,880,151

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (59.8%)
Invesco S&P 500 Low Volatility ETF	26,740	$1,474,176
Invesco S&P Emerging Markets Low Volatility ETF	9,180	202,144
Invesco S&P International Developed Low Volatility ETF	28,020	834,716
Invesco S&P MidCap Low Volatility ETF	16,910	815,908
Invesco S&P SmallCap Low Volatility ETF	10,140	416,247
iShares Core MSCI EAFE ETF	24,460	1,677,467
iShares Core MSCI Emerging Markets ETF	6,110	390,001
iShares Core S&P Total US Stock Market ETF	52,980	4,555,750
iShares MSCI EAFE Min Vol Factor ETF	11,280	818,815
iShares MSCI Emerging Markets Min Vol Factor ETF	3,390	209,095
iShares MSCI USA Min Vol Factor ETF	22,570	1,490,297
SPDR SSGA US Small Cap Low Volatility Index ETF	4,090	397,535

Total Equity		13,282,151

Fixed Income (40.1%)
iShares Core U.S. Aggregate Bond ETF	53,240	6,245,584
iShares TIPS Bond ETF	10,560	1,351,575
SPDR Bloomberg Barclays High Yield Bond ETF	3,746	406,066
Vanguard Short-Term Bond ETF	6,260	518,641
Vanguard Total International Bond ETF	6,810	396,206

Total Fixed Income		8,918,072

Total Investments in Securities (99.9%) (Cost $20,106,262)		22,200,223
Other Assets Less Liabilities (0.1%)		11,289

Net Assets (100%)		$22,211,512

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$22,200,223	$—	$—	$22,200,223

Total Assets	$22,200,223	$—	$—	$22,200,223

Total Liabilities	$—	$—	$—	$—

Total	$22,200,223	$—	$—	$22,200,223

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

As of January 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,077,435
Aggregate gross unrealized depreciation	(104,819)

Net unrealized appreciation	$1,972,616

Federal income tax cost of investments in securities and derivative instruments, if applicable	$20,227,607

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (71.6%)
Invesco S&P 500 Low Volatility ETF	9,540	$525,940
Invesco S&P Emerging Markets Low Volatility ETF	3,110	68,482
Invesco S&P International Developed Low Volatility ETF	10,460	311,604
Invesco S&P MidCap Low Volatility ETF	6,840	330,030
Invesco S&P SmallCap Low Volatility ETF	3,110	127,666
iShares Core MSCI EAFE ETF	9,280	636,422
iShares Core MSCI Emerging Markets ETF	2,390	152,554
iShares Core S&P Total US Stock Market ETF	19,980	1,718,080
iShares MSCI EAFE Min Vol Factor ETF	4,380	317,944
iShares MSCI Emerging Markets Min Vol Factor ETF	1,230	75,866
iShares MSCI USA Min Vol Factor ETF	8,000	528,240
SPDR SSGA US Small Cap Low Volatility Index ETF	1,660	161,347

Total Equity		4,954,175

Fixed Income (30.9%)
iShares Core U.S. Aggregate Bond ETF	15,510	1,819,478
iShares TIPS Bond ETF	2,500	319,975

Total Fixed Income		2,139,453

Total Investments in Securities (102.5%) (Cost $6,423,322 )		7,093,628
Other Assets Less Liabilities (-2.5%)		(173,189)

Net Assets (100%)		$6,920,439

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,093,628	$—	$—	$7,093,628

Total Assets	$7,093,628	$—	$—	$7,093,628

Total Liabilities	$—	$—	$—	$—

Total	$7,093,628	$—	$—	$7,093,628

As of January 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$671,001
Aggregate gross unrealized depreciation	(27,436)

Net unrealized appreciation	$643,565

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,450,063

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (73.6%)
Invesco S&P 500 Low Volatility ETF	16,320	$899,722
Invesco S&P Emerging Markets Low Volatility ETF	5,300	116,706
Invesco S&P International Developed Low Volatility ETF	17,050	507,919
Invesco S&P MidCap Low Volatility ETF	10,930	527,372
Invesco S&P SmallCap Low Volatility ETF	5,750	236,038
iShares Core MSCI EAFE ETF	14,770	1,012,927
iShares Core MSCI Emerging Markets ETF	3,810	243,192
iShares Core S&P Total US Stock Market ETF	32,380	2,784,357
iShares MSCI EAFE Min Vol Factor ETF	7,410	537,892
iShares MSCI Emerging Markets Min Vol Factor ETF	1,810	111,641
iShares MSCI USA Min Vol Factor ETF	13,710	905,271
SPDR SSGA US Small Cap Low Volatility Index ETF	2,470	240,076

Total Equity		8,123,113

Fixed Income (25.4%)
iShares Core U.S. Aggregate Bond ETF	20,320	2,383,739
iShares TIPS Bond ETF	3,330	426,207

Total Fixed Income		2,809,946

Total Exchange Traded Funds (99.0%) (Cost $9,634,691)		10,933,059

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	42,245	42,270

Total Short-Term Investment (0.4%) (Cost $42,270)		42,270

Total Investments in Securities (99.4%) (Cost $9,676,961)		10,975,329
Other Assets Less Liabilities (0.6%)		65,191

Net Assets (100%)		$11,040,520

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$10,933,059	$—	$—	$10,933,059
Short-Term Investment
Investment Company	42,270	—	—	42,270

Total Assets	$10,975,329	$—	$—	$10,975,329

Total Liabilities	$—	$—	$—	$—

Total	$10,975,329	$—	$—	$10,975,329

As of January 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,287,212
Aggregate gross unrealized depreciation	(44,763)

Net unrealized appreciation	$1,242,449

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,732,880

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (80.2%)
Invesco S&P 500 Low Volatility ETF	7,450	$410,718
Invesco S&P Emerging Markets Low Volatility ETF	2,450	53,949
Invesco S&P International Developed Low Volatility ETF	7,340	218,659
Invesco S&P MidCap Low Volatility ETF	4,900	236,425
Invesco S&P SmallCap Low Volatility ETF	2,650	108,783
iShares Core MSCI EAFE ETF	6,570	450,571
iShares Core MSCI Emerging Markets ETF	1,730	110,426
iShares Core S&P Total US Stock Market ETF	14,750	1,268,353
iShares MSCI EAFE Min Vol Factor ETF	3,190	231,562
iShares MSCI Emerging Markets Min Vol Factor ETF	890	54,895
iShares MSCI USA Min Vol Factor ETF	6,070	400,802
SPDR SSGA US Small Cap Low Volatility Index ETF	1,110	107,888

Total Equity		3,653,031

Fixed Income (19.3%)
iShares Core U.S. Aggregate Bond ETF	6,430	754,303
iShares TIPS Bond ETF	990	126,710

Total Fixed Income		881,013

Total Investments in Securities (99.5%) (Cost $3,880,564)		4,534,044
Other Assets Less Liabilities (0.5%)		21,361

Net Assets (100%)		$4,555,405

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,534,044	$—	$—	$4,534,044

Total Assets	$4,534,044	$—	$—	$4,534,044

Total Liabilities	$—	$—	$—	$—

Total	$4,534,044	$—	$—	$4,534,044

As of January 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$666,469
Aggregate gross unrealized depreciation	(23,081)

Net unrealized appreciation	$643,388

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,890,656

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (84.7%)
Invesco S&P 500 Low Volatility ETF	12,280	$676,997
Invesco S&P Emerging Markets Low Volatility ETF	3,690	81,254
Invesco S&P International Developed Low Volatility ETF	12,380	368,800
Invesco S&P MidCap Low Volatility ETF	7,920	382,140
Invesco S&P SmallCap Low Volatility ETF	4,350	178,568
iShares Core MSCI EAFE ETF	10,980	753,008
iShares Core MSCI Emerging Markets ETF	2,680	171,064
iShares Core S&P Total US Stock Market ETF	25,080	2,156,629
iShares MSCI EAFE Min Vol Factor ETF	5,110	370,935
iShares MSCI Emerging Markets Min Vol Factor ETF	1,460	90,053
iShares MSCI USA Min Vol Factor ETF	10,110	667,563
SPDR SSGA US Small Cap Low Volatility Index ETF	1,750	170,094

Total Equity		6,067,105

Fixed Income (14.5%)
iShares Core U.S. Aggregate Bond ETF	7,530	883,345
iShares TIPS Bond ETF	1,190	152,308

Total Fixed Income		1,035,653

Total Investments in Securities (99.2%) (Cost $5,928,571)		7,102,758
Other Assets Less Liabilities (0.8%)		57,877

Net Assets (100%)		$7,160,635

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,102,758	$—	$—	$7,102,758

Total Assets	$7,102,758	$—	$—	$7,102,758

Total Liabilities	$—	$—	$—	$—

Total	$7,102,758	$—	$—	$7,102,758

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

As of January 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,184,672
Aggregate gross unrealized depreciation	(10,931)

Net unrealized appreciation	$1,173,741

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,929,017

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (89.3%)
Invesco S&P 500 Low Volatility ETF	9,630	$530,902
Invesco S&P Emerging Markets Low Volatility ETF	2,900	63,858
Invesco S&P International Developed Low Volatility ETF	9,880	294,325
Invesco S&P MidCap Low Volatility ETF	5,980	288,535
Invesco S&P SmallCap Low Volatility ETF	3,400	139,570
iShares Core MSCI EAFE ETF	8,320	570,586
iShares Core MSCI Emerging Markets ETF	2,260	144,256
iShares Core S&P Total US Stock Market ETF	19,110	1,643,269
iShares MSCI EAFE Min Vol Factor ETF	3,960	287,456
iShares MSCI Emerging Markets Min Vol Factor ETF	1,030	63,530
iShares MSCI USA Min Vol Factor ETF	8,200	541,446
SPDR SSGA US Small Cap Low Volatility Index ETF	1,360	132,188

Total Equity		4,699,921

Fixed Income (10.0%)
iShares Core U.S. Aggregate Bond ETF	3,820	448,124
iShares TIPS Bond ETF	630	80,634

Total Fixed Income		528,758

Total Investments in Securities (99.3%) (Cost $4,380,835)		5,228,679
Other Assets Less Liabilities (0.7%)		35,421

Net Assets (100%)		$5,264,100

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,228,679	$—	$—	$5,228,679

Total Assets	$5,228,679	$—	$—	$5,228,679

Total Liabilities	$—	$—	$—	$—

Total	$5,228,679	$—	$—	$5,228,679

As of January 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$820,871
Aggregate gross unrealized depreciation	(14,905)

Net unrealized appreciation	$805,966

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,422,713

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (94.4%)
Invesco S&P 500 Low Volatility ETF	8,630	$475,772
Invesco S&P Emerging Markets Low Volatility ETF	2,130	46,903
Invesco S&P International Developed Low Volatility ETF	8,220	244,874
Invesco S&P MidCap Low Volatility ETF	5,430	261,997
Invesco S&P SmallCap Low Volatility ETF	3,150	129,308
iShares Core MSCI EAFE ETF	7,740	530,809
iShares Core MSCI Emerging Markets ETF	1,990	127,022
iShares Core S&P Total US Stock Market ETF	17,310	1,488,487
iShares MSCI EAFE Min Vol Factor ETF	3,460	251,161
iShares MSCI Emerging Markets Min Vol Factor ETF	1,230	75,866
iShares MSCI USA Min Vol Factor ETF	7,230	477,397
SPDR SSGA US Small Cap Low Volatility Index ETF	1,330	129,272

Total Equity		4,238,868

Fixed Income (5.0%)
iShares Core U.S. Aggregate Bond ETF	1,650	193,561
iShares TIPS Bond ETF	230	29,438

Total Fixed Income		222,999

Total Investments in Securities (99.4%) (Cost $3,545,953)		4,461,867
Other Assets Less Liabilities (0.6%)		28,310

Net Assets (100%)		$4,490,177

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,461,867	$—	$—	$4,461,867

Total Assets	$4,461,867	$—	$—	$4,461,867

Total Liabilities	$—	$—	$—	$—

Total	$4,461,867	$—	$—	$4,461,867

As of January 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$920,557
Aggregate gross unrealized depreciation	(4,929)

Net unrealized appreciation	$915,628

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,546,239

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.3%)
Invesco S&P 500 Low Volatility ETF	9,010	$496,721
Invesco S&P Emerging Markets Low Volatility ETF	2,760	60,775
Invesco S&P International Developed Low Volatility ETF	8,790	261,854
Invesco S&P MidCap Low Volatility ETF	5,640	272,130
Invesco S&P SmallCap Low Volatility ETF	2,870	117,814
iShares Core MSCI EAFE ETF	7,570	519,151
iShares Core MSCI Emerging Markets ETF	1,870	119,362
iShares Core S&P Total US Stock Market ETF	17,690	1,521,163
iShares MSCI EAFE Min Vol Factor ETF	3,590	260,598
iShares MSCI Emerging Markets Min Vol Factor ETF	980	60,446
iShares MSCI USA Min Vol Factor ETF	7,320	483,340
SPDR SSGA US Small Cap Low Volatility Index ETF	1,230	119,552

Total Investments in Securities (99.3%) (Cost $3,407,435)		4,292,906
Other Assets Less Liabilities (0.7%)		28,474

Net Assets (100%)		$4,321,380

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,292,906	$—	$—	$4,292,906

Total Assets	$4,292,906	$—	$—	$4,292,906

Total Liabilities	$—	$—	$—	$—

Total	$4,292,906	$—	$—	$4,292,906

As of January 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$885,139
Aggregate gross unrealized depreciation	(6,095)

Net unrealized appreciation	$879,044

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,413,862

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.5%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	19,237	$550,755
BCE, Inc.	2,000	84,833
Deutsche Telekom AG (Registered)	12,819	228,607
Elisa OYJ	600	35,692
Nippon Telegraph & Telephone Corp.	5,100	127,132
Orange SA	3,042	35,767
Singapore Telecommunications Ltd.	22,400	39,782
Spark New Zealand Ltd.	15,563	53,553
Swisscom AG (Registered)	331	180,274
Telenor ASA	8,112	134,292
Telia Co. AB	11,826	51,839
Verizon Communications, Inc.	11,500	629,625

		2,152,151

Entertainment (0.7%)
Activision Blizzard, Inc.	2,500	227,500
Nintendo Co. Ltd.	200	115,589
Take-Two Interactive Software, Inc.*	300	60,135
Vivendi SA	2,850	87,444

		490,668

Interactive Media & Services (2.6%)
Alphabet, Inc., Class A*	700	1,279,152
Facebook, Inc., Class A*	1,900	490,827
REA Group Ltd.	679	75,833

		1,845,812

Media (0.8%)
Charter Communications, Inc., Class A*	100	60,756
Comcast Corp., Class A	6,800	337,076
Omnicom Group, Inc.	800	49,904
Quebecor, Inc., Class B	2,000	47,859
Shaw Communications, Inc., Class B	3,587	61,544

		557,139

Wireless Telecommunication Services (0.4%)
KDDI Corp.	5,000	147,232
Rogers Communications, Inc., Class B	2,700	121,851

		269,083

Total Communication Services		5,314,853

Consumer Discretionary (6.9%)
Auto Components (0.1%)
Bridgestone Corp.	1,500	55,673

Automobiles (0.2%)
Toyota Motor Corp.	2,200	153,839

Distributors (0.1%)
Genuine Parts Co.	400	37,552
Pool Corp.	200	70,836

		108,388

Hotels, Restaurants & Leisure (0.2%)
Domino’s Pizza, Inc.	100	37,076
Yum! Brands, Inc.	1,200	121,788

		158,864

Household Durables (0.7%)
DR Horton, Inc.	1,200	92,160
Lennar Corp., Class A	700	58,205
NVR, Inc.*	10	44,465
PulteGroup, Inc.	1,000	43,500
Sekisui House Ltd.	6,000	116,076
Sony Corp.	1,300	124,403

		478,809

Internet & Direct Marketing Retail (2.2%)
Amazon.com, Inc.*	400	1,282,480
eBay, Inc.	3,456	195,298
Prosus NV*	487	56,584

		1,534,362

Multiline Retail (0.5%)
Dollar General Corp.	200	38,922
Target Corp.	1,000	181,170
Wesfarmers Ltd.	3,223	134,034

		354,126

Specialty Retail (2.2%)
AutoZone, Inc.*	100	111,837
Best Buy Co., Inc.	1,100	119,702
Home Depot, Inc. (The)	1,800	487,476
Industria de Diseno Textil SA	2,000	59,338
Lowe’s Cos., Inc.	1,900	317,015
O’Reilly Automotive, Inc.*	200	85,094
Ross Stores, Inc.	500	55,645
TJX Cos., Inc. (The)	3,700	236,948
Tractor Supply Co.	400	56,696

		1,529,751

Textiles, Apparel & Luxury Goods (0.7%)
Kering SA	130	85,309
Lululemon Athletica, Inc.*	300	98,604
LVMH Moet Hennessy Louis
Vuitton SE	200	120,759
NIKE, Inc., Class B	1,700	227,103

		531,775

Total Consumer Discretionary		4,905,587

Consumer Staples (10.9%)
Beverages (2.7%)
Brown-Forman Corp., Class B	1,700	121,839
Carlsberg A/S, Class B	556	81,503
Coca-Cola Co. (The)	10,789	519,490
Diageo plc	5,204	210,006
Kirin Holdings Co. Ltd.	2,400	51,624
Monster Beverage Corp.*	1,500	130,245
PepsiCo, Inc.	4,691	640,650
Pernod Ricard SA	493	93,046
Suntory Beverage & Food Ltd.	900	31,490

		1,879,893

Food & Staples Retailing (2.3%)
Alimentation Couche-Tard, Inc., Class B	2,700	82,346
Coles Group Ltd.	3,000	41,652
Costco Wholesale Corp.	1,168	411,638
George Weston Ltd.	500	36,192
Koninklijke Ahold Delhaize NV	3,821	109,342
Kroger Co. (The)	2,200	75,900
Loblaw Cos. Ltd.	800	38,631
Metro, Inc.	1,800	77,814
Seven & i Holdings Co. Ltd.	2,400	91,162
Tesco plc	11,965	39,180
Walmart, Inc.	3,400	477,666
Woolworths Group Ltd.	3,909	121,673

		1,603,196

Food Products (1.9%)
Archer-Daniels-Midland Co.	2,100	105,021
Barry Callebaut AG (Registered)	17	37,662
General Mills, Inc.	2,800	162,680
Hershey Co. (The)	400	58,176
Kellogg Co.	1,500	88,410
McCormick & Co., Inc. (Non-Voting)	1,200	107,448
Mondelez International, Inc., Class A	7,403	410,422

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Nestle SA (Registered)	2,967	$332,383
Nissin Foods Holdings Co. Ltd.	500	43,110
Orkla ASA	3,931	38,206

		1,383,518

Household Products (2.8%)
Church & Dwight Co., Inc.	1,500	126,645
Clorox Co. (The)	700	146,622
Colgate-Palmolive Co.	5,200	405,600
Essity AB, Class B	1,257	40,098
Henkel AG & Co. KGaA (Preference)(q)	1,807	187,683
Kimberly-Clark Corp.	2,465	325,627
Lion Corp.	1,800	41,090
Procter & Gamble Co. (The)	4,900	628,229
Reckitt Benckiser Group plc	396	33,630
Unicharm Corp.	900	40,257

		1,975,481

Personal Products (1.2%)
Estee Lauder Cos., Inc. (The), Class A	1,000	236,650
Kao Corp.	1,200	87,343
L’Oreal SA	541	189,634
Unilever plc (Cboe Europe)	4,042	234,957
Unilever plc (London Stock Exchange)	1,300	75,774

		824,358

Total Consumer Staples		7,666,446

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Enbridge, Inc.	6,600	221,729
Neste OYJ	1,200	84,786
TC Energy Corp.	4,100	175,735
TOTAL SE	2,715	114,617

Total Energy		596,867

Financials (13.8%)
Banks (3.6%)
Bank Leumi Le-Israel BM	10,549	65,278
Bank of Montreal	1,600	119,016
Bank of Nova Scotia (The)	6,600	352,000
Banque Cantonale Vaudoise
(Registered)	473	50,153
Canadian Imperial Bank of
Commerce	1,600	136,358
Commonwealth Bank of Australia	1,286	81,603
DBS Group Holdings Ltd.	3,700	69,565
JPMorgan Chase & Co.	1,300	167,271
Mitsubishi UFJ Financial Group, Inc.	7,900	35,594
Mizrahi Tefahot Bank Ltd.	1,800	41,996
Mizuho Financial Group, Inc.	3,460	46,154
National Bank of Canada	1,300	73,064
Royal Bank of Canada	6,000	485,631
Sumitomo Mitsui Financial Group, Inc.	2,300	71,591
SVB Financial Group*	200	87,556
Svenska Handelsbanken AB, Class A*	4,000	40,078
Toronto-Dominion Bank (The)	8,900	504,316
US Bancorp	1,800	77,130
Westpac Banking Corp.	3,771	60,793

		2,565,147

Capital Markets (3.5%)
Ameriprise Financial, Inc.	300	59,361
ASX Ltd.	1,022	55,920
Bank of New York Mellon Corp. (The)	4,100	163,303
BlackRock, Inc.	500	350,630
Deutsche Boerse AG	734	118,313
FactSet Research Systems, Inc.	100	30,234
Hong Kong Exchanges & Clearing Ltd.	1,500	96,356
Intercontinental Exchange, Inc.	2,300	253,805
Japan Exchange Group, Inc.	1,400	32,642
London Stock Exchange Group plc .	840	99,884
MarketAxess Holdings, Inc.	100	54,076
Moody’s Corp.	700	186,382
MSCI, Inc.	600	237,180
Nasdaq, Inc.	600	81,162
Northern Trust Corp.	800	71,352
S&P Global, Inc.	1,100	348,700
T. Rowe Price Group, Inc.	1,300	203,424
TMX Group Ltd.	500	48,227

		2,490,951

Consumer Finance (0.3%)
American Express Co.	1,600	186,016

Diversified Financial Services (0.8%)
Berkshire Hathaway, Inc., Class B* .	2,400	546,888

Insurance (5.6%)
Aflac, Inc.	2,900	131,022
Allianz SE (Registered)	1,109	251,399
Allstate Corp. (The)	1,500	160,770
Aon plc, Class A	1,500	304,650
Arthur J Gallagher & Co.	1,300	150,033
Assicurazioni Generali SpA	3,544	60,546
Aviva plc	13,479	61,588
Brown & Brown, Inc.	900	38,781
Chubb Ltd.	1,900	276,773
Fidelity National Financial, Inc.	1,200	43,560
Gjensidige Forsikring ASA	1,820	42,009
Great-West Lifeco, Inc.	2,700	61,654
Hannover Rueck SE	376	58,378
Hartford Financial Services Group, Inc. (The)	1,300	62,426
Intact Financial Corp.	900	99,237
Japan Post Insurance Co. Ltd.	2,600	51,190
Legal & General Group plc	21,533	71,870
Manulife Financial Corp.	7,000	126,506
Markel Corp.*	40	38,779
Marsh & McLennan Cos., Inc.	3,600	395,676
MetLife, Inc.	3,600	173,340
MS&AD Insurance Group Holdings, Inc.	1,200	34,752
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	660	175,463
Power Corp. of Canada	3,400	79,154
Progressive Corp. (The)	2,600	226,694
Sampo OYJ, Class A	1,600	67,090
Sompo Holdings, Inc.	900	35,976
Sun Life Financial, Inc.	2,400	110,921
Suncorp Group Ltd.	8,528	65,289
Tokio Marine Holdings, Inc.	1,600	79,906
Travelers Cos., Inc. (The)	1,400	190,820
Zurich Insurance Group AG	511	203,440

		3,929,692

Total Financials		9,718,694

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (15.3%)
Biotechnology (1.2%)
AbbVie, Inc.	1,200	$122,976
Alexion Pharmaceuticals, Inc.*	500	76,665
Amgen, Inc.	1,306	315,307
CSL Ltd.	384	79,474
Regeneron Pharmaceuticals, Inc.*	300	151,152
Vertex Pharmaceuticals, Inc.*	600	137,448

		883,022

Health Care Equipment & Supplies (5.3%)
Abbott Laboratories	5,400	667,386
Becton Dickinson and Co.	500	130,895
Boston Scientific Corp.*	1,800	63,792
Coloplast A/S, Class B	400	59,758
Danaher Corp.	2,200	523,248
Edwards Lifesciences Corp.*	2,300	189,934
Hologic, Inc.*	1,400	111,622
Hoya Corp.	1,000	127,883
IDEXX Laboratories, Inc.*	300	143,604
Intuitive Surgical, Inc.*	400	299,056
Koninklijke Philips NV*	2,505	136,525
Medtronic plc	5,100	567,783
ResMed, Inc.	600	120,942
Smith & Nephew plc	1,574	33,147
STERIS plc	500	93,555
Stryker Corp.	1,500	331,515
West Pharmaceutical Services, Inc.	400	119,796

		3,720,441

Health Care Providers & Services (2.2%)
AmerisourceBergen Corp.	400	41,680
Anthem, Inc.	700	207,886
Cardinal Health, Inc.	900	48,357
Cigna Corp.	1,000	217,050
HCA Healthcare, Inc.	600	97,488
Humana, Inc.	500	191,555
Laboratory Corp. of America Holdings*	300	68,673
McKesson Corp.	300	52,341
Quest Diagnostics, Inc.	400	51,660
Sonic Healthcare Ltd.	1,627	42,848
UnitedHealth Group, Inc.	1,500	500,370

		1,519,908

Health Care Technology (0.1%)
Cerner Corp.	1,000	80,110

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	2,000	240,340
Mettler-Toledo International, Inc.* .	100	116,810
Thermo Fisher Scientific, Inc.	1,100	560,670
Waters Corp.*	300	79,401

		997,221

Pharmaceuticals (5.1%)
Astellas Pharma, Inc.	3,000	48,665
AstraZeneca plc	884	90,252
Chugai Pharmaceutical Co. Ltd.	1,200	63,383
Eli Lilly and Co.	2,000	415,940
GlaxoSmithKline plc	6,099	113,302
Johnson & Johnson	4,700	766,711
Merck & Co., Inc.	7,900	608,853
Merck KGaA	497	83,056
Novartis AG (Registered)	1,839	166,347
Novo Nordisk A/S, Class B	2,749	191,209
Ono Pharmaceutical Co. Ltd.	1,200	35,935
Otsuka Holdings Co. Ltd.	1,200	51,329
Pfizer, Inc.	5,100	183,090
Roche Holding AG	840	289,533
Sanofi	1,405	132,005
Shionogi & Co. Ltd.	700	38,084
UCB SA	309	32,048
Zoetis, Inc.	2,100	323,925

		3,633,667

Total Health Care		10,834,369

Industrials (12.6%)
Aerospace & Defense (1.2%)
BAE Systems plc	6,741	42,636
General Dynamics Corp.	1,200	176,016
L3Harris Technologies, Inc.	300	51,453
Lockheed Martin Corp.	1,100	354,002
Northrop Grumman Corp.	500	143,305
Teledyne Technologies, Inc.*	100	35,701

		803,113

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	500	42,780
Deutsche Post AG (Registered)	1,754	86,798
Expeditors International of Washington, Inc.	1,300	116,376
United Parcel Service, Inc., Class B .	1,200	186,000

		431,954

Building Products (0.8%)
Assa Abloy AB, Class B	2,252	55,757
Daikin Industries Ltd.	600	127,743
Geberit AG (Registered)	140	85,688
Johnson Controls International plc	1,200	59,784
Masco Corp.	800	43,448
Trane Technologies plc	1,500	215,025

		587,445

Commercial Services & Supplies (0.8%)
Cintas Corp.	200	63,624
Copart, Inc.*	300	32,925
Republic Services, Inc.	400	36,208
Secom Co. Ltd.	1,200	108,952
Waste Connections, Inc.	800	78,808
Waste Management, Inc.	2,400	267,168

		587,685

Construction & Engineering (0.3%)
Bouygues SA	1,098	43,149
Jacobs Engineering Group, Inc.	500	50,480
Obayashi Corp.	5,300	44,812
Vinci SA	500	46,392
WSP Global, Inc.	400	37,255

		222,088

Electrical Equipment (1.1%)
AMETEK, Inc.	500	56,630
Eaton Corp. plc	1,300	153,010
Emerson Electric Co.	2,500	198,375
Generac Holdings, Inc.*	300	73,926
Mitsubishi Electric Corp.	4,500	68,804
Rockwell Automation, Inc.	400	99,412
Schneider Electric SE	1,040	152,461

		802,618

Industrial Conglomerates (1.4%)
3M Co.	2,400	421,584
Honeywell International, Inc.	1,500	293,055
Roper Technologies, Inc.	400	157,164
Siemens AG (Registered)	899	139,225

		1,011,028

Machinery (2.4%)
Alfa Laval AB*	1,547	40,603
Atlas Copco AB, Class A	3,440	187,253
Caterpillar, Inc.	1,000	182,840
Cummins, Inc.	700	164,094

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Deere & Co.	700	$202,160
Dover Corp.	400	46,596
IDEX Corp.	500	93,095
Illinois Tool Works, Inc.	1,400	271,894
Kone OYJ, Class B	1,194	93,865
PACCAR, Inc.	1,100	100,342
Parker-Hannifin Corp.	200	52,922
Sandvik AB*	2,000	49,838
SMC Corp.	100	60,694
Volvo AB, Class B*	2,258	55,805
Xylem, Inc.	1,100	106,249

		1,708,250

Marine (0.1%)
Kuehne + Nagel International AG (Registered)	180	41,004

Professional Services (1.4%)
CoStar Group, Inc.*	100	89,971
Experian plc	2,134	74,639
IHS Markit Ltd.	1,800	156,744
Recruit Holdings Co. Ltd.	1,900	82,783
Teleperformance	144	47,218
Thomson Reuters Corp.	1,600	130,465
Verisk Analytics, Inc.	1,100	201,850
Wolters Kluwer NV	2,353	195,299

		978,969

Road & Rail (1.5%)
Canadian National Railway Co.	3,200	324,116
Canadian Pacific Railway Ltd.	700	235,189
CSX Corp.	1,400	120,057
Norfolk Southern Corp.	500	118,310
Old Dominion Freight Line, Inc.	200	38,800
Union Pacific Corp.	1,100	217,217

		1,053,689

Trading Companies & Distributors (1.0%)
Brenntag AG	770	60,470
Fastenal Co.	1,900	86,621
Ferguson plc	473	55,032
ITOCHU Corp.	5,300	152,152
Mitsubishi Corp.	2,300	58,354
Mitsui & Co. Ltd.	4,900	91,030
Toyota Tsusho Corp.	2,200	86,336
WW Grainger, Inc.	200	72,878

		662,873

Total Industrials		8,890,716

Information Technology (19.5%)
Communications Equipment (0.7%)
Cisco Systems, Inc.	8,194	365,288
Motorola Solutions, Inc.	700	117,285

		482,573

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	1,100	137,368
Azbil Corp.	2,000	101,678
CDW Corp.	500	65,830
Corning, Inc.	1,400	50,218
Hexagon AB, Class B	646	56,524
Keyence Corp.	200	107,588
Kyocera Corp.	900	57,772
Murata Manufacturing Co. Ltd.	600	57,786
Omron Corp.	600	53,112
Trimble, Inc.*	900	59,319
Zebra Technologies Corp., Class A*	100	38,783

		785,978

IT Services (4.4%)
Accenture plc, Class A	1,600	387,072
Akamai Technologies, Inc.*	500	55,515
Automatic Data Processing, Inc.	2,000	330,240
Booz Allen Hamilton Holding Corp.	500	42,585
Broadridge Financial Solutions, Inc.	500	70,655
CGI, Inc.*	1,100	88,172
Cognizant Technology Solutions Corp., Class A	1,400	109,130
EPAM Systems, Inc.*.	100	34,443
Fiserv, Inc.*	1,500	154,035
Fujitsu Ltd.	400	60,912
International Business Machines Corp.	600	71,466
Jack Henry & Associates, Inc.	300	43,437
Leidos Holdings, Inc.	500	53,030
Mastercard, Inc., Class A	1,100	347,919
Nomura Research Institute Ltd.	1,700	56,760
Paychex, Inc.	1,100	96,052
PayPal Holdings, Inc.*	1,807	423,398
VeriSign, Inc.*	400	77,628
Visa, Inc., Class A	3,000	579,750

		3,082,199

Semiconductors & Semiconductor Equipment (2.3%)
Applied Materials, Inc.	2,500	241,700
ASML Holding NV	390	207,646
Broadcom, Inc.	200	90,100
Intel Corp.	5,900	327,509
KLA Corp.	500	140,035
Lam Research Corp.	300	145,185
Maxim Integrated Products, Inc.	900	78,939
Teradyne, Inc.	500	56,740
Texas Instruments, Inc.	2,267	375,619

		1,663,473

Software (6.7%)
Adobe, Inc.*	1,200	550,524
ANSYS, Inc.*	200	70,874
Autodesk, Inc.*	600	166,458
Cadence Design Systems, Inc.*	800	104,312
Check Point Software Technologies Ltd.*	300	38,322
Citrix Systems, Inc.	400	53,324
Constellation Software, Inc.	100	121,820
Fair Isaac Corp.*	100	45,011
Intuit, Inc.	1,100	397,353
Microsoft Corp.	9,510	2,205,940
Nice Ltd.*	171	44,545
Open Text Corp.	800	35,835
Oracle Corp.	7,500	453,225
SAP SE	1,808	230,156
ServiceNow, Inc.*	100	54,316
Synopsys, Inc.*	600	153,270
Topicus.com, Inc.*	185	696

		4,725,981

Technology Hardware, Storage & Peripherals (4.3%)
Apple, Inc.	20,304	2,679,316
Canon, Inc.	5,700	125,729
FUJIFILM Holdings Corp.	1,600	91,707
HP, Inc.	4,300	104,662
Seagate Technology plc	700	46,284

		3,047,698

Total Information Technology		13,787,902

Materials (3.2%)
Chemicals (2.4%)
Air Liquide SA	287	46,900
Akzo Nobel NV	1,348	136,677
Corteva, Inc.	2,900	115,594

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Croda International plc	773	$66,524
Ecolab, Inc.	1,300	265,863
FMC Corp.	400	43,316
Givaudan SA (Registered)	41	165,474
Koninklijke DSM NV	1,097	191,571
PPG Industries, Inc.	500	67,355
Sherwin-Williams Co. (The)	400	276,720
Shin-Etsu Chemical Co. Ltd.	300	52,243
Sika AG (Registered)	505	137,340
Symrise AG	634	78,995
Toray Industries, Inc.	5,400	35,338

		1,679,910

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	200	57,482
Vulcan Materials Co.	300	44,742

		102,224

Containers & Packaging (0.1%)
Ball Corp.	800	70,416

Metals & Mining (0.6%)
BHP Group Ltd.	2,538	84,377
BHP Group plc	1,834	50,390
Boliden AB	1,575	51,663
Franco-Nevada Corp.	1,300	154,861
Newcrest Mining Ltd.	2,719	51,398
Rio Tinto Ltd.	411	34,449

		427,138

Total Materials		2,279,688

Real Estate (2.6%)
Equity Real Estate Investment Trusts (REITs) (2.1%)
American Tower Corp. (REIT)	1,800	409,248
CapitaLand Integrated Commercial Trust (REIT)	36,928	59,141
Daiwa House REIT Investment Corp. (REIT)	23	61,860
Duke Realty Corp. (REIT)	1,000	39,560
Equity LifeStyle Properties, Inc. (REIT)	1,000	60,840
Equity Residential (REIT)	1,400	86,296
Essex Property Trust, Inc. (REIT)	200	47,922
GLP J-Reit (REIT)	24	37,896
Goodman Group (REIT)	7,429	100,127
Japan Real Estate Investment Corp. (REIT)	17	103,505
Mid-America Apartment Communities, Inc. (REIT)	300	39,825
Nippon Building Fund, Inc. (REIT) .	17	102,731
Nippon Prologis REIT, Inc. (REIT) .	12	39,112
Nomura Real Estate Master Fund, Inc. (REIT)	28	42,558
Public Storage (REIT)	700	159,334
Segro plc (REIT)	3,499	45,714
Sun Communities, Inc. (REIT)	400	57,252

		1,492,921

Real Estate Management & Development (0.5%)
CapitaLand Ltd.	18,100	43,501
CK Asset Holdings Ltd.	7,000	35,494
Daiwa House Industry Co. Ltd.	2,200	62,556
Deutsche Wohnen SE	1,043	51,716
Mitsubishi Estate Co. Ltd.	4,400	70,218
Swiss Prime Site AG (Registered)	583	56,716

		320,201

Total Real Estate		1,813,122

Utilities (4.6%)
Electric Utilities (2.0%)
EDP - Energias de Portugal SA	9,833	61,453
Enel SpA	14,527	144,249
Eversource Energy	3,000	262,500
Iberdrola SA	25,612	347,343
Orsted A/S(m)	780	147,399
Power Assets Holdings Ltd.	6,500	34,579
PPL Corp.	1,200	33,204
Red Electrica Corp. SA.	5,446	103,399
SSE plc	2,023	41,072
Terna Rete Elettrica Nazionale SpA	19,912	144,745
Verbund AG	771	69,442

		1,389,385

Gas Utilities (0.6%)
Atmos Energy Corp.	1,600	142,400
Hong Kong & China Gas Co. Ltd.	26,000	37,280
Naturgy Energy Group SA	2,062	53,234
Osaka Gas Co. Ltd.	1,900	35,047
Snam SpA	16,066	84,352
Tokyo Gas Co. Ltd.	2,000	43,698

		396,011

Independent Power and Renewable Electricity Producers (0.2%)
Meridian Energy Ltd.	15,598	80,261
Uniper SE	1,620	56,787

		137,048

Multi-Utilities (1.4%)
Algonquin Power & Utilities Corp.	2,100	34,996
CMS Energy Corp.	1,200	68,256
Consolidated Edison, Inc.	3,400	240,652
National Grid plc	11,977	139,226
NiSource, Inc.	1,600	35,440
Public Service Enterprise Group, Inc.	2,300	129,789
Sempra Energy	2,200	272,272
WEC Energy Group, Inc.	700	62,230

		982,861

Water Utilities (0.4%)
American Water Works Co., Inc.	1,700	270,334
Severn Trent plc	1,200	37,987

		308,321

Total Utilities		3,213,626

Total Common Stocks (97.7%) (Cost $60,053,841)		69,021,870

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	662,207	662,604

Total Short-Term Investment (0.9%) (Cost $662,604)		662,604

Total Investments in Securities (98.6%) (Cost $60,716,445)		69,684 ,474
Other Assets Less Liabilities (1.4%)		980,295

Net Assets (100%)		$70,664,769

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2021, the market value of these securities amounted to $147,399 or 0.2% of net assets.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Country Diversification

As a Percentage of Total Net Assets

Australia	1.5%
Austria	0.1
Belgium	0.0 #
Canada	6.1
China	0.1
Denmark	0.7
Finland	0.4
France	1.7
Germany	2.5
Hong Kong	0.3
Israel	0.3
Italy	0.6
Japan	6.0
Netherlands	1.4
New Zealand	0.2
Norway	0.3
Portugal	0.1
Singapore	0.3
Spain	0.8
Sweden	0.9
Switzerland	2.5
United Kingdom	2.1
United States	69.7
Cash and Other	1.4

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,001,817	$1,313,036	$—	$5,314,853
Consumer Discretionary	3,999,572	906,015	—	4,905,587
Consumer Staples	5,413,941	2,252,505	—	7,666,446
Energy	397,464	199,403	—	596,867
Financials	7,493,878	2,224,816	—	9,718,694
Health Care	9,019,586	1,814,783	—	10,834,369
Industrials	6,455,924	2,434,792	—	8,890,716
Information Technology	12,535,291	1,252,611	—	13,787,902
Materials	1,096,349	1,183,339	—	2,279,688
Real Estate	900,277	912,845	—	1,813,122
Utilities	1,552,073	1,661,553	—	3,213,626
Short-Term Investment
Investment Company	662,604	—	—	662,604

Total Assets	$53,528,776	$16,155,698	$—	$69,684,474

Total Liabilities	$—	$—	$—	$—

Total	$53,528,776	$16,155,698	$—	$69,684,474

As of January 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,691,953
Aggregate gross unrealized depreciation	(845,515)

Net unrealized appreciation	$8,846,438

Federal income tax cost of investments in securities and derivative instruments, if applicable	$60,838,036

See Notes to Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for each series (each, a “Fund” and collectively, the “Funds”) of the 1290 Funds (the “Trust”). The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of January 31, 2021, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Adviser deems that the particular event or circumstance would materially affect such Fund’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2021 (Unaudited)

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.